Semi
Annual

                                 [PHOTO OMITTED]

                               SEPTEMBER 30, 2002

Report

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
                    INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                                FRANKLIN TEMPLETON. WE ENCOURAGE
                                           OUR INVESTORS TO MAINTAIN A LONG-TERM
                                               PERSPECTIVE AND REMEMBER THAT ALL
                                             SECURITIES MARKETS MOVE BOTH UP AND
                                           DOWN, AS DO MUTUAL FUND SHARE PRICES.
                                                 WE APPRECIATE YOUR PAST SUPPORT
                                                AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]
CHARLES B. JOHNSON, center
CHAIRMAN
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

SHEILA AMOROSO & RAFAEL R. COSTAS JR.
SENIOR VICE PRESIDENTS/CO-DIRECTORS
FRANKLIN MUNICIPAL BOND DEPARTMENT


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

SHAREHOLDER LETTER

CONTENTS

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN CALIFORNIA TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES THROUGH A PORTFOLIO CONSISTING MAINLY OF CALIFORNIA MUNICIPAL BONDS.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin California Tax-Free Income Fund's semiannual report for the period ended September 30, 2002.

The U.S. economy began the six months under review slowing to a 1.3% annualized rate for the second quarter of 2002, after growing at a healthy 5.0% annualized rate in the first quarter. Tepid productivity, high unemployment and a dearth of capital investment contributed to the slowdown. The Federal Reserve Board (the
Fed) kept short-term interest rates at 1.75% and indicated concern about the weak economy. U.S. securities markets remained volatile during the period, as accounting scandals came to light and huge corporations declared bankruptcy. On the other hand, most fixed income markets, including municipal bonds, generally performed well, aided primarily by declining short-term interest rates and rising investor demand for the perceived safety of bonds versus stocks.


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 22.


CONTENTS

Shareholder Letter .........  1

Performance Summary ........  8

Special Feature:
Understanding Your
Tax-Free Income Fund ....... 10

Municipal Bond Ratings ..... 15

Financial Highlights &
Statement of Investments ... 18

Financial Statements ....... 52

Notes to

Financial Statements ....... 55



[GRAPHIC OMITTED]
PYRAMID

FUND CATEGORY

Global

Growth

Growth & Income

Income

Tax-Free Income

The news in California over the last two years has generally been unfavorable. Unemployment rates rose, tax revenues fell, expenditures increased, one of the state's two largest utilities remained in bankruptcy proceedings and the state's $23.6 billion budget deficit this year was the largest state budget deficit in more than a decade.(2) In light of these problems, many investors seemed tempted to sell their California municipal bonds or stay away from them. To professional managers like us, however, situations like these can present us with many excellent opportunities for long-term investing.

Additionally, many of the factors that have made California a great place to invest in since the Gold Rush endure and, we believe, will eventually lead the state out of its current troubles. California's economy is still larger and more productive than most nations', the state's natural and intellectual resources are still in abundant supply, and its population continues to reflect a remarkable level of cultural diversity. The free exchange of innovative ideas and spirit of entrepreneurship appear alive and well. We expect the state's knowledge-based industries to rebound and replace the high-technology sector jobs lost during the past few years. Thus, we continue to be optimistic about investing in California for the long term.

Realistically, however, California's political leaders have to make some tough choices to get the state's financial house in order. The state's political leadership has already taken several positive steps in this direction as it attempted to eliminate California's fiscal year 2002 deficit through a variety of methods, including

"ADDITIONALLY, MANY OF THE FACTORS THAT HAVE MADE CALIFORNIA A GREAT PLACE TO INVEST IN SINCE THE GOLD RUSH ENDURE AND, WE BELIEVE, WILL EVENTUALLY LEAD THE STATE OUT OF ITS CURRENT TROUBLES."

2. SOURCES: Bloomberg News, 10/9/02; San Jose Mercury News, 9/17/02.

expenditure reductions, increased federal funding, loans from other special funds, a power revenue bond, tobacco settlement-backed bonds and a restructuring of outstanding general obligation debt. The state's outstanding general obligation debt load, at 4.52% of the fiscal year 2002 budget, is expected to remain moderate, despite expected large tobacco and power bond sales later in 2002.(3)

Independent credit rating agencies Moody's Investors Service and Standard & Poor's retained their A1 and A+ ratings and negative outlook for California's general obligation bonds.(4) We may see credit rating downgrades in the near future, but we do not seriously expect California to default on its obligations. In California's favor are its moderate debt burden and broadly based, dynamic economy, which appears well-positioned for long-term growth after the current period of weakness has run its course. It is also important to note that the state's bonds continue to be rated investment grade with above-average credit quality.

Additionally, there have been very few defaults in the municipal bond business, but even with this possibility, municipal bonds historically have been and are expected to remain the second-safest investment after U.S. Treasuries available to domestic investors. Municipal bonds also tend to perform well over time, and over the past 20 years, they have been second only to U.S. stocks in after-tax return. Those who invested for the long term during the 1990-1991 recession, California's deepest economic slowdown since the Great Depression, were rewarded as the state went on to a decade of very strong growth and wealth creation.

3. Source: Moody's Investors Service, 2002 STATE DEBT MEDIANS, 5/02.
4. These do not indicate ratings of the Fund.

Most importantly, municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment. We invite you to read the special feature, "Understanding Your Tax-Free Income Fund," which explains why dividends and bond fund prices fluctuate.

PORTFOLIO NOTES

During the six-month reporting period, the municipal bond market benefited from investors who exited the stock market as the economy began weakening again. The Bond Buyer Municipal Bond Index, an indicator of municipal bond market performance, yielded 5.44% at the beginning of the period and 4.88% on September 30, 2002.(5) Because bond prices rise when yields fall, Franklin California Tax-Free Income Fund's Class A share price, as measured by net asset value, rose from $7.07 on March 31, 2002, to $7.41 on September 30, 2002. During the period under review, we maintained the Fund's high credit quality, and at period-end 64.0% of the Fund's total long-term investments were rated AA or better.

In April and May, the Fund purchased what we believed were attractive issues such as California County Tobacco Securitization Agency Revenue for Kern County Corp. and California Statewide CDA Revenue for Sutter Health Obligated Group. California's new bond issuance was large during 2002's first quarter but declined sharply during the second and third quarters. Thus,




WHAT DOES
"TAXABLE EQUIVALENT"
MEAN FOR YOU?

FOR YIELD AND DISTRIBUTION RATE, THE TAXABLE EQUIVALENT IS THE AMOUNT A TAXABLE INVESTMENT WOULD HAVE TO EARN TO MATCH A TAX-FREE INVESTMENT SUCH AS MUNICIPAL BONDS.* YOU CAN FIND YOUR FUND'S TAXABLE EQUIVALENT DISTRIBUTION RATE AND YIELD IN THE PERFORMANCE SUMMARY.

*For investors subject to the federal or state alternative minimum tax, a portion of this income may taxable. Distributions of capital gains are generally taxable.

5. Source: THE BOND BUYER. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years.

the difference in yields between out-of-state bonds and California bonds narrowed due to low supply and increased demand. The state's recently balanced budget includes receipts expected from an $11.8 billion power bond issue and a $4.5 billion tobacco revenue bond sale.(6) The power bond issue is expected to come to market in November, while the tobacco bonds are expected to come to market in January and February 2003.

Keep in mind that your Fund combines the advantage of high credit quality with tax-free yields.(1) The Performance Summary beginning on page 8 shows that on September 30, 2002, the Fund's Class A shares' distribution rate was 4.65%, based on an annualization of September's 3.0 cent ($0.03) per share dividend and the maximum offering price of $7.74 per share on September 30, 2002. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 44.31% would need to earn 8.35% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and their taxable equivalents for Classes B, C and Advisor shares.

Although the Fund was able to invest in long-term AAA-rated bonds with at least 5.00% yield as interest rates declined, this may no longer be possible in the near future, as 25-year AAA California bonds yielded approximately 4.50% at period-end. We will wait to see how much the power bonds yield and how many bonds voters approve in November. However, we will continue to follow our philosophy of searching for the best investments and trying not to predict interest rate movements. We also intend to maintain our conservative, buy-and-hold

[GRAPHIC OMITTED]
QUALITY BREAKDOWN
Based on Total Long-Term Investments
9/30/02

AAA--52.3%
AA--11.7%
A--15.3%
BBB--19.6%
Below Investment Grade--1.1%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

6. Source: www.treasurer.ca.gov, UPCOMING BOND SALES CALENDAR, 10/3/02.

DIVIDEND DISTRIBUTIONS
4/1/02-9/30/02

                           DIVIDEND PER SHARE
               -------------------------------------------------
MONTH            CLASS A     CLASS B     CLASS C   ADVISOR CLASS
----------------------------------------------------------------
April          3.05 cents  2.72 cents  2.71 cents   3.10 cents
May            3.05 cents  2.72 cents  2.71 cents   3.10 cents
June           3.00 cents  2.68 cents  2.68 cents   3.06 cents
July           3.00 cents  2.68 cents  2.68 cents   3.04 cents
August         3.00 cents  2.68 cents  2.68 cents   3.05 cents
September      3.00 cents  2.66 cents  2.66 cents   3.05 cents
----------------------------------------------------------------
TOTAL          18.10 CENTS 16.14 CENTS 16.12 CENTS  18.40 CENTS



PORTFOLIO BREAKDOWN
9/30/02

                  % OF TOTAL
                   LONG-TERM
                  INVESTMENTS
-----------------------------

Transportation         17.8%

Hospital & Health Care 14.9%

Utilities              13.7%

General Obligation     11.8%

Tax-Supported          11.2%

Subject to Government
Appropriations         10.5%

Prerefunded            10.4%

Other Revenue           3.9%

Housing                 3.8%

Higher Education        1.8%

Corporate-Backed        0.2%



investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Although many investors may be wary about purchasing fixed income investments while interest rates are near 40-year lows, we believe there is still a place for fixed income in almost every investor's portfolio. We recommend working with a financial advisor to develop a plan tailored for each individual investor. The past three years' punishing equity markets have shown us the importance of professional investment advice and portfolio diversification. Of course, bond markets could decline sometime in the future, but up and down years happen in every market. Therefore, a level of diversification and a steady program of investing should, in our opinion, provide the best results over the long term.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ CHARLES B. JOHNSON
----------------------
Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


/s/ SHEILA AMOROSO
------------------
Sheila Amoroso


/s/ RAFAEL R. COSTAS JR.
------------------------
Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department


A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301.
AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.

This discussion reflects our views, opinions and portfolio holdings as of September 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PERFORMANCE SUMMARY AS OF 9/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         9/30/02   3/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.34          $7.41     $7.07
DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                $0.1810
Long-Term Capital Gain         $0.0194
                               -------
     Total                     $0.2004

CLASS B                        CHANGE         9/30/02   3/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.34          $7.40     $7.06
DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                $0.1614
Long-Term Capital Gain         $0.0194
                               -------
     Total                     $0.1808

CLASS C                        CHANGE         9/30/02   3/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.34          $7.40     $7.06
DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                $0.1612
Long-Term Capital Gain         $0.0194
                               -------
     Total                     $0.1806

ADVISOR CLASS                  CHANGE         9/30/02   3/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.33          $7.40     $7.07
DISTRIBUTIONS (4/1/02-9/30/02)
Dividend Income                $0.1840
Long-Term Capital Gain         $0.0194
                               -------
     Total                     $0.2034

Past performance does not guarantee future results.

PERFORMANCE

CLASS A                        6-MONTH         1-YEAR   5-YEAR         10-YEAR
------------------------------------------------------------------------------
Cumulative Total Return(1)       +7.78%        +6.89%   +33.27%        +86.36%
Average Annual Total Return(2)   +3.25%        +2.41%    +5.01%         +5.96%

Distribution Rate(3)               4.65%
Taxable Equivalent Distribution
  Rate(4)                          8.35%
30-Day Standardized Yield(5)       3.77%
Taxable Equivalent Yield(4)        6.77%

                                                                      INCEPTION
CLASS B                        6-MONTH         1-YEAR   3-YEAR         (1/1/99)
------------------------------------------------------------------------------
Cumulative Total Return(1)       +7.50%        +6.31%   +22.59%        +19.35%
Average Annual Total Return(2)   +3.50%        +2.31%    +6.15%         +4.12%

Distribution Rate(3)               4.31%
Taxable Equivalent Distribution
  Rate(4)                          7.75%
30-Day Standardized Yield(5)       3.37%
Taxable Equivalent Yield(4)        6.05%

                                                                      INCEPTION
CLASS C                        6-MONTH         1-YEAR   5-YEAR         (5/1/95)
------------------------------------------------------------------------------
Cumulative Total Return(1)       +7.49%        +6.30%   +29.58%        +53.33%
Average Annual Total Return(2)   +5.45%        +4.30%    +5.12%         +5.79%

Distribution Rate(3)               4.27%
Taxable Equivalent Distribution
Rate(4)                            7.67%
30-Day Standardized Yield(5)       3.34%
Taxable Equivalent Yield(4)        6.00%

ADVISOR CLASS(6)               6-MONTH         1-YEAR   5-YEAR         10-YEAR
------------------------------------------------------------------------------
Cumulative Total Return(1)       +7.68%        +6.83%   +33.19%        +86.25%
Average Annual Total Return(2)   +7.68%        +6.83%    +5.90%         +6.42%

Distribution Rate(3)               4.95%
Taxable Equivalent Distribution
Rate(4)                            8.88%
30-Day Standardized Yield(5)       4.02%
Taxable Equivalent Yield(4)        7.22%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 9/30/02.

4. Taxable equivalent distribution rate and yield assume the published rates as of 9/18/02 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/02.

6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +6.82% and +6.84%.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

SPECIAL FEATURE:
UNDERSTANDING YOUR TAX-FREE
INCOME FUND -- WHAT CAUSES
DIVIDENDS AND FUND PRICES TO
FLUCTUATE

Q
 &
  A


DID YOU EVER WONDER WHY THE DIVIDENDS YOU RECEIVE FROM YOUR TAX-FREE INCOME FUND AREN'T ALWAYS THE SAME? OR HAVE YOU NOTICED HOW CHANGES IN INTEREST RATES CAN AFFECT YOUR FUND'S SHARE PRICE? AT FRANKLIN TEMPLETON INVESTMENTS, MAINTAINING A STABLE DIVIDEND AND A RELATIVELY STABLE SHARE PRICE FOR YOUR TAX-FREE FUND IS OUR TOP PRIORITY. UNFORTUNATELY THOUGH, WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT, AND FACTORS SUCH AS CHANGING INTEREST RATES CAN CAUSE YOUR FUND'S SHARE PRICE AND DIVIDEND PAYMENTS TO FLUCTUATE.

BELOW YOU'LL FIND ANSWERS TO COMMONLY ASKED QUESTIONS ABOUT THE RELATIONSHIP BETWEEN MUNICIPAL BOND PRICES AND INTEREST RATES. UNDERSTANDING WHAT AFFECTS YOUR TAX-FREE INCOME FUND MAY HELP YOU BECOME A MORE EFFECTIVE INVESTOR.

Q. WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. For example, strong economic growth can lead to inflation. If the Federal Reserve Board (the Fed) becomes concerned about inflation, it may attempt to cool the economy by raising short-term interest rates, as it did in 2000. On the other hand, if the economy slows down, the Fed may lower short-term interest rates to stimulate economic growth, as we witnessed in 2001.


--------------------------------------------------------------------------------
              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
--------------------------------------------------------------------------------
                       NOT PART OF THE SHAREHOLDER REPORT

   It's important to note the Fed only has the power to change short-term interest rates such as the federal funds target rate and the discount rate, which represent the overnight rates charged among banks.

   Long-term interest rates, as represented by the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation. Most Franklin tax-free fund portfolios are composed of long-term municipal bonds, whose prices are affected primarily by changes in long-term interest rates.

Q. HOW DO CHANGES IN INTEREST RATES AFFECT MY TAX-FREE INCOME FUND?

   INTEREST RATES AND BOND PRICES:
   AN INVERSE RELATIONSHIP

A. Interest rates and bond prices behave like two sides of a seesaw. When interest rates drop, bond prices usually rise. When rates climb, bond prices usually fall. This is because when rates go up, newly issued bonds, with their new, higher yields become more attractive than comparable existing bonds. So, investors who want to sell their existing bonds have to reduce their prices to make them equally attractive.

                                [GRAPHIC OMITTED]
                                 INTEREST RATES
                              MUNICIPAL BOND PRICES

                       NOT PART OF THE SHAREHOLDER REPORT

   As prices of the municipal bonds in your fund's portfolio adjust to a rise in interest rates, you may see a decline in your fund's share price as measured by net asset value (NAV). Conversely, when interest rates decline, your fund's NAV will tend to increase, as we saw in 2001.

   INTEREST RATES AND TAX-FREE DIVIDENDS

   When interest rates decline, municipal bond issuers often "call" or redeem existing higher-yielding bonds and replace them with new, lower yielding bonds, to reduce the amount of interest they pay on the debt. As funds now have to reinvest proceeds from the called bonds into new lower-yielding bonds, their investment earnings decline and the dividends paid out to shareholders also decline over time.

   When interest rates rise, the situation is reversed. As funds are able to invest cash proceeds in new, higher-yielding bonds, they're able to pay out higher dividends to shareholders.

Q. WHY HAVE MY TAX-FREE DIVIDENDS BEEN DECLINING RECENTLY?

A. While long-term interest rates have fluctuated over the past 15 years, overall, they've experienced a net decline. Consequently, industry-wide, many tax-free portfolios have had older, higher-yielding municipal bonds "called" away and have had to reinvest their "call" proceeds and new cash inflows in new, lower-yielding bonds.

   Many of Franklin's tax-free funds have been similarly affected, and because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

   For example, in the late 1980s and early 1990s, we were able to invest in bonds yielding approximately 8%. As these


                       NOT PART OF THE SHAREHOLDER REPORT
   bonds matured or were called, we've had to reinvest the proceeds at lower rates, recently that rate being 4.88%.(1) Because we're investing in bonds with lower yields, we've had to reduce dividends accordingly. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

   Although we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.

Q. SHOULD I BE CONCERNED WHEN MY FUND'S SHARE PRICE FLUCTUATES?

A. Though interest rates have been volatile over the past 20 years, municipal bond prices have remained relatively stable, as shown in the chart below.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS AS FOLLOWS:

   DATE       INTEREST RATES    MUNICIPAL BOND PRICES
 Oct 1982         10.91%            $ 86.14
 Nov 1982         10.55%            $ 88.55
 Dec 1982         10.54%            $ 92.05
 Jan 1983         10.46%            $ 90.42
 Feb 1983         10.72%            $ 93.23
 Mar 1983         10.51%            $ 91.15
 Apr 1983         10.40%            $ 93.42
 May 1983         10.38%            $ 89.02
 Jun 1983         10.85%            $ 90.56
 Jul 1983         11.38%            $ 90.25
 Aug 1983         11.85%            $ 90.73
 Sep 1983         11.65%            $ 91.47
 Oct 1983         11.54%            $ 88.97
 Nov 1983         11.69%            $ 88.86
 Dec 1983         11.83%            $ 90.31
 Jan 1984         11.67%            $ 91.80
 Feb 1984         11.84%            $ 90.71
 Mar 1984         12.32%            $ 92.76
 Apr 1984         12.63%            $ 92.19
 May 1984         13.41%            $ 88.68
 Jun 1984         13.56%            $ 87.14
 Jul 1984         13.36%            $ 89.90
 Aug 1984         12.72%            $ 86.53
 Sep 1984         12.52%            $ 91.62
 Oct 1984         12.16%            $ 93.61
 Nov 1984         11.57%            $ 92.98
 Dec 1984         11.50%            $ 93.48
 Jan 1985         11.38%            $ 96.60
 Feb 1985         11.51%            $ 92.70
 Mar 1985         11.86%            $ 94.04
 Apr 1985         11.43%            $ 95.93
 May 1985         10.85%            $ 96.82
 Jun 1985         10.16%            $ 96.21
 Jul 1985         10.31%            $ 95.75
 Aug 1985         10.33%            $ 95.42
 Sep 1985         10.37%            $ 94.26
 Oct 1985         10.24%            $ 96.13
 Nov 1985         9.78%             $ 99.29
 Dec 1985         9.26%             $ 98.66
 Jan 1986         9.19%             $102.32
 Feb 1986         8.70%             $103.28
 Mar 1986         7.78%             $101.67
 Apr 1986         7.30%             $101.91
 May 1986         7.71%             $ 99.80
 Jun 1986         7.80%             $101.71
 Jul 1986         7.30%             $100.24
 Aug 1986         7.17%             $103.37
 Sep 1986         7.45%             $102.20
 Oct 1986         7.43%             $102.97
 Nov 1986         7.25%             $103.63
 Dec 1986         7.11%             $103.02
 Jan 1987         7.08%             $105.34
 Feb 1987         7.25%             $104.87
 Mar 1987         7.25%             $102.99
 Apr 1987         8.02%             $100.49
 May 1987         8.61%             $ 99.66
 Jun 1987         8.40%             $101.15
 Jul 1987         8.45%             $101.08
 Aug 1987         8.76%             $100.65
 Sep 1987         9.42%             $ 97.95
 Oct 1987         9.52%             $ 99.99
 Nov 1987         8.86%             $ 99.38
 Dec 1987         8.99%             $ 99.62
 Jan 1988         8.67%             $104.13
 Feb 1988         8.21%             $104.48
 Mar 1988         8.37%             $102.56
 Apr 1988         8.72%             $102.17
 May 1988         9.09%             $101.25
 Jun 1988         8.92%             $102.00
 Jul 1988         9.06%             $101.79
 Aug 1988         9.26%             $101.04
 Sep 1988         8.98%             $102.18
 Oct 1988         8.80%             $103.16
 Nov 1988         8.96%             $101.53
 Dec 1988         9.11%             $101.88
 Jan 1989         9.09%             $102.78
 Feb 1989         9.17%             $100.95
 Mar 1989         9.36%             $ 99.96
 Apr 1989         9.18%             $101.72
 May 1989         8.86%             $103.09
 Jun 1989         8.28%             $103.97
 Jul 1989         8.02%             $104.40
 Aug 1989         8.11%             $102.64
 Sep 1989         8.19%             $101.82
 Oct 1989         8.01%             $102.08
 Nov 1989         7.87%             $103.12
 Dec 1989         7.84%             $103.29
 Jan 1990         8.21%             $103.06
 Feb 1990         8.47%             $103.39
 Mar 1990         8.59%             $102.95
 Apr 1990         8.79%             $102.02
 May 1990         8.76%             $103.34
 Jun 1990         8.48%             $103.61
 Jul 1990         8.47%             $103.28
 Aug 1990         8.75%             $101.26
 Sep 1990         8.89%             $100.79
 Oct 1990         8.72%             $101.85
 Nov 1990         8.39%             $103.26
 Dec 1990         8.08%             $103.19
 Jan 1991         8.09%             $103.89
 Feb 1991         7.85%             $104.02
 Mar 1991         8.11%             $103.37
 Apr 1991         8.04%             $103.75
 May 1991         8.07%             $103.88
 Jun 1991         8.28%             $103.16
 Jul 1991         8.27%             $103.66
 Aug 1991         7.90%             $103.51
 Sep 1991         7.65%             $104.29
 Oct 1991         7.53%             $104.61
 Nov 1991         7.42%             $104.31
 Dec 1991         7.09%             $105.89
 Jan 1992         7.03%             $105.46
 Feb 1992         7.34%             $104.84
 Mar 1992         7.54%             $104.15
 Apr 1992         7.48%             $104.49
 May 1992         7.39%             $105.05
 Jun 1992         7.26%             $106.32
 Jul 1992         6.84%             $109.47
 Aug 1992         6.59%             $107.80
 Sep 1992         6.42%             $107.82
 Oct 1992         6.59%             $105.94
 Nov 1992         6.87%             $107.20
 Dec 1992         6.77%             $107.69
 Jan 1993         6.39%             $106.54
 Feb 1993         6.03%             $109.63
 Mar 1993         6.03%             $107.91
 Apr 1993         6.05%             $108.38
 May 1993         6.16%             $108.15
 Jun 1993         5.80%             $109.07
 Jul 1993         5.83%             $105.93
 Aug 1993         5.45%             $107.34
 Sep 1993         5.40%             $107.70
 Oct 1993         5.43%             $107.18
 Nov 1993         5.83%             $105.41
 Dec 1993         5.83%             $106.86
 Jan 1994         5.70%             $107.37
 Feb 1994         6.15%             $103.87
 Mar 1994         6.78%             $ 98.94
 Apr 1994         6.95%             $ 99.25
 May 1994         7.12%             $ 99.59
 Jun 1994         7.34%             $ 98.41
 Jul 1994         7.12%             $ 99.69
 Aug 1994         7.19%             $ 99.52
 Sep 1994         7.62%             $ 97.55
 Oct 1994         7.81%             $ 95.24
 Nov 1994         7.91%             $ 92.97
 Dec 1994         7.84%             $ 94.53
 Jan 1995         7.60%             $ 96.71
 Feb 1995         7.22%             $ 99.07
 Mar 1995         7.20%             $ 99.68
 Apr 1995         7.07%             $ 99.24
 May 1995         6.30%             $101.87
 Jun 1995         6.21%             $100.34
 Jul 1995         6.45%             $100.74
 Aug 1995         6.28%             $101.47
 Sep 1995         6.17%             $101.55
 Oct 1995         6.03%             $102.48
 Nov 1995         5.76%             $103.63
 Dec 1995         5.58%             $103.43
 Jan 1996         5.60%             $103.70
 Feb 1996         6.13%             $102.47
 Mar 1996         6.34%             $100.60
 Apr 1996         6.66%             $ 99.82
 May 1996         6.85%             $ 99.32
 Jun 1996         6.73%             $ 99.93
 Jul 1996         6.80%             $100.37
 Aug 1996         6.96%             $ 99.85
 Sep 1996         6.72%             $100.75
 Oct 1996         6.37%             $100.03
 Nov 1996         6.06%             $101.35
 Dec 1996         6.43%             $100.45
 Jan 1997         6.53%             $100.15
 Feb 1997         6.58%             $100.50
 Mar 1997         6.92%             $ 98.61
 Apr 1997         6.72%             $ 99.01
 May 1997         6.67%             $100.06
 Jun 1997         6.51%             $100.65
 Jul 1997         6.02%             $102.98
 Aug 1997         6.34%             $101.40
 Sep 1997         6.12%             $101.60
 Oct 1997         5.84%             $101.75
 Nov 1997         5.86%             $101.84
 Dec 1997         5.75%             $102.73
 Jan 1998         5.53%             $103.22
 Feb 1998         5.62%             $102.73
 Mar 1998         5.67%             $102.30
 Apr 1998         5.68%             $101.38
 May 1998         5.56%             $102.40
 Jun 1998         5.44%             $102.17
 Jul 1998         5.50%             $101.95
 Aug 1998         5.05%             $103.09
 Sep 1998         4.44%             $103.93
 Oct 1998         4.64%             $103.30
 Nov 1998         4.74%             $103.20
 Dec 1998         4.65%             $102.97
 Jan 1999         4.66%             $103.74
 Feb 1999         5.29%             $102.67
 Mar 1999         5.25%             $102.32
 Apr 1999         5.36%             $102.12
 May 1999         5.64%             $101.03
 Jun 1999         5.81%             $ 99.09
 Jul 1999         5.92%             $ 98.71
 Aug 1999         5.98%             $ 97.47
 Sep 1999         5.90%             $ 97.08
 Oct 1999         6.06%             $ 95.62
 Nov 1999         6.18%             $ 96.09
 Dec 1999         6.28%             $ 94.56
 Jan 2000         6.68%             $ 93.74
 Feb 2000         6.42%             $ 94.43
 Mar 2000         6.03%             $ 96.08
 Apr 2000         6.23%             $ 94.88
 May 2000         6.29%             $ 93.87
 Jun 2000         6.03%             $ 95.93
 Jul 2000         6.04%             $ 96.82
 Aug 2000         5.73%             $ 97.89
 Sep 2000         5.80%             $ 96.91
 Oct 2000         5.77%             $ 97.55
 Nov 2000         5.48%             $ 97.81
 Dec 2000         5.12%             $ 99.82
 Jan 2001         5.19%             $100.36
 Feb 2001         4.92%             $100.26
 Mar 2001         4.95%             $100.75
 Apr 2001         5.35%             $ 99.18
 May 2001         5.43%             $ 99.79
 Jun 2001         5.42%             $ 99.82
 Jul 2001         5.07%             $100.90
 Aug 2001         4.79%             $102.15
 Sep 2001         4.60%             $101.40
 Oct 2001         4.30%             $102.17
 Nov 2001         4.78%             $100.85
 Dec 2001         5.07%             $ 99.44
 Jan 2002         5.07%             $100.70
 Feb 2002         4.88%             $101.55
 Mar 2002         5.42%             $ 99.08
 Apr 2002         5.11%             $100.59
 May 2002         5.08%             $100.78
 Jun 2002         4.86%             $100.99
 Jul 2002         4.51%             $101.93
 Aug 2002         4.14%             $102.85
 Sep 2002         3.63%             $104.74

   *Source: Standard & Poor's Micropal. Municipal bonds are represented by Lehman Brothers Municipal Bond Index and interest rates are represented by 10-year Treasury bond yields which reflect long-term interest rate movements. For illustrative purposes only, not representative of any Franklin tax-free income fund.

1. Based on the yield of the Bond Buyer 40 Index as of September 30, 2002.

                       NOT PART OF THE SHAREHOLDER REPORT

   We generally invest in current coupon securities to maximize tax-free income for our shareholders.(2) Over time, as we invest in different interest rate climates, the portfolios become well-diversified with a broad range of securities. As a result of this strategy, we own many older securities with higher coupons which are generally less sensitive to interest rates, and which help to provide stability to our fund portfolios.

Q. HOW CAN FRANKLIN'S INVESTMENT APPROACH BENEFIT MY PORTFOLIO WHEN INTEREST RATES ARE VOLATILE?

A. For over a quarter of a century, we've consistently adhered to a strategy of investing for high, current, tax-free income while working to preserve shareholders' capital.(3) Our straightforward approach to investing means we avoid speculative derivatives or futures, which can be extremely sensitive to interest-rate movements.

   Our investment strategy may not immunize fund portfolios from interest rate risk, but it may help to reduce the risk. Overall, we're confident that our professionally managed portfolios will provide long-term investors with relative stability and valuable tax-free income.

2. Coupon refers to the fixed amount of interest income paid out by a municipal security to a bondholder.
3. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

                                                                  [LOGO OMITTED]
                        FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
                                              INVESTMENTS

                                                      SR TFINS 10/02

                       NOT PART OF THE SHAREHOLDER REPORT

MUNICIPAL BOND RATINGS


MOODY'S

AAA: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

CA: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Highlights


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                         SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
                                        SEPTEMBER 30, 2002  ---------------------------------------------------------
                                           (UNAUDITED)      2002         2001         2000         1999        1998
                                        -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period) Net asset value,
beginning of period ...................       $7.07        $7.24        $6.88        $7.40        $7.35        $7.09
                                        -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .............         .18          .37          .37          .38          .39          .42
 Net realized and unrealized gains
  (losses) ...........................          .36         (.16)         .36         (.53)         .07          .27
                                        -----------------------------------------------------------------------------
Total from investment operations ......         .54          .21          .73         (.15)         .46          .69
                                        -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ................        (.18)        (.37)        (.37)        (.36)        (.39)        (.42)
 Net realized gains ...................        (.02)        (.01)          --         (.01)        (.02)        (.01)
                                        -----------------------------------------------------------------------------
Total distributions ...................        (.20)        (.38)        (.37)        (.37)        (.41)        (.43)
                                        -----------------------------------------------------------------------------
Net asset value, end of period ........       $7.41        $7.07        $7.24        $6.88        $7.40        $7.35
                                        =============================================================================

Total return(b) .......................       7.78%        2.87%       10.98%      (1.97)%        6.43%       10.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..... $13,804,819  $13,016,197  $13,279,037  $12,859,577  $15,473,713  $14,767,307
Ratio to average net assets:
 Expenses .............................        .57%(c)      .57%         .57%         .57%         .57%         .56%
 Net investment income ................       4.94%(c)     5.08%        5.31%        5.40%        5.21%        5.71%
Portfolio turnover rate ...............       3.38%       13.23%        5.83%       12.10%       18.66%       17.29%


a Based on average shares outstanding effective March 31, 2000.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized. C Annualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)


                                                                             CLASS B
                                       -------------------------------------------------------
                                        SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
                                       SEPTEMBER 30, 2002  -----------------------------------
                                           (UNAUDITED)   2002       2001       2000      1999(c)
                                       ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period .        $7.07     $7.24      $6.87     $7.39     $7.41
                                       ---------------------------------------------------------
Income from investment operations:

 Net investment income(a) ............          .16       .33        .33       .34       .10
 Net realized and unrealized gains
  (losses) ...........................          .35      (.16)       .37      (.52)     (.03)
                                       ---------------------------------------------------------
Total from investment operations .....          .51       .17        .70      (.18)      .07
                                       ---------------------------------------------------------
Less distributions from:
 Net investment income ...............         (.16)     (.33)      (.33)     (.33)     (.09)
 Net realized gains ..................         (.02)     (.01)        --      (.01)       --
                                       ---------------------------------------------------------
Total distributions ..................         (.18)     (.34)      (.33)     (.34)     (.09)
                                       ---------------------------------------------------------
Net asset value, end of period .......        $7.40     $7.07      $7.24     $6.87     $7.39
                                       =========================================================

Total return(b) ......................        7.50%     2.15%     10.51%   (2.51)%      .88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $382,137  $309,196   $193,428  $110,933   $43,674
Ratio to average net assets:
 Expenses ............................        1.14%(d)  1.14%      1.14%     1.14%     1.14%(d)
 Net investment income ...............        4.37%(d)  4.51%      4.73%     4.87%     4.59%(d)
Portfolio turnover rate ..............        3.38%    13.23%      5.83%    12.10%    18.66%


a Based on average shares outstanding effective March 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to March 31, 1999.
d Annualized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)


                                                                             CLASS C
                                        -----------------------------------------------------------------------------
                                         SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
                                        SEPTEMBER 30, 2002  ---------------------------------------------------------
                                           (UNAUDITED)      2002         2001         2000         1999        1998
                                        -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period ..       $7.06        $7.23        $6.87        $7.39        $7.35        $7.09
                                        -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .............         .16          .33          .33          .34          .35          .38
 Net realized and unrealized gains
  (losses) ............................         .36         (.16)         .36         (.53)         .06          .27
                                        -----------------------------------------------------------------------------
Total from investment operations ......         .52          .17          .69         (.19)         .41          .65
Less distributions from:
 Net investment income ................        (.16)        (.33)        (.33)        (.32)        (.35)        (.38)
 Net realized gain ....................        (.02)        (.01)          --         (.01)        (.02)        (.01)
                                        -----------------------------------------------------------------------------
Total distributions ...................        (.18)        (.34)        (.33)        (.33)        (.37)        (.39)
Net asset value, end of period ........       $7.40        $7.06        $7.23        $6.87        $7.39        $7.35
                                        =============================================================================

Total return(b) .......................       7.49%        2.29%       10.38%      (2.54)%        5.70%        9.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....    $527,628     $464,108     $393,652     $367,874     $464,535     $295,976
Ratio to average net assets:
 Expenses .............................       1.14%(c)     1.14%        1.14%        1.14%        1.14%        1.14%
 Net investment income ................       4.37%(c)     4.51%        4.74%        4.82%        4.61%        5.13%
Portfolio turnover rate ...............       3.38%       13.23%        5.83%       12.10%       18.66%       17.29%



a Based on average shares outstanding effective March 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                      ADVISOR CLASS
                                                         -----------------------------------
                                                          SIX MONTHS ENDED
                                                         SEPTEMBER 30, 2002   PERIOD ENDED
                                                             (UNAUDITED)     MARCH 31, 2002C
                                                         -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................          $7.07            $7.29
                                                         -----------------------------------
Income from investment operations:

 Net investment incomea ...............................            .18              .19
 Net realized and unrealized gains (losses) ...........            .35             (.24)
                                                         -----------------------------------
Total from investment operations ......................            .53             (.05)
Less distributions from:
 Net investment income ................................           (.18)            (.16)
 Net realized gain ....................................           (.02)           (0.01)
                                                         -----------------------------------
Total distributions ...................................           (.20)            (.17)
                                                         -----------------------------------
Net asset value, end of period ........................          $7.40            $7.07
                                                         ===================================

Total return(b) .......................................          7.68%           (.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................        $14,074           $2,134
Ratio to average net assets:
 Expenses .............................................           .49%(d)          .49%(d)
 Net investment income ................................          5.02%(d)         5.24%(d)
Portfolio turnover rate ...............................          3.38%           13.23%


a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period October 1, 2001 (effective date) to March 31, 2002.
d Annualized.

                      See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.2%
 BONDS 86.4%
 ABAG Finance Authority for Nonprofit Corps. COP,
    6.75%, 8/01/20 ............................................................ $ 3,955,000   $  4,474,212
    6.125%, 3/01/21 ...........................................................   4,245,000      4,800,586
    Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 .......................   5,085,000      5,205,413
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 .....................   6,000,000      6,283,680
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 .....................  16,975,000     17,195,505
    Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 .....   5,000,000      5,378,500
    Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ..........   5,000,000      5,420,500
    Milestones Human Services Inc., California Mortgage Insured,
     5.65%, 7/01/22 ...........................................................   2,000,000      2,156,280
    Miramonte Mental Health Services, California Mortgage Insured,
     6.60%, 7/01/22 ...........................................................   1,250,000      1,280,450
    Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .............   5,525,000      6,121,755
    Rehabilitation Mental Health Services Inc. Project, California Mortgage
     Insured, 6.50%, 6/01/12 ..................................................   2,000,000      2,048,440
    Rehabilitation Mental Health Services Inc. Project,
     California Mortgage Insured, 6.55%, 6/01/22 ..............................   2,370,000      2,427,520
    Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ....   5,000,000      5,160,300
 ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens
  Apartments, Series A, Prerefunded,  5.45%, 4/01/39 ..........................   5,500,000      5,585,965
 ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital
  Association, Series A, 6.125%, 8/15/20 ......................................  23,525,000     25,138,580
 ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .............................   3,040,000      3,085,266
 ABAG Revenue,
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured,
     5.125%, 9/01/21 ..........................................................   4,760,000      4,934,502
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured,
     5.20%, 9/01/27 ...........................................................   4,140,000      4,269,665
    Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ........   5,000,000      5,430,900
    Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ........   3,670,000      3,964,297
 ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A,
  FSA Insured, 5.30%, 10/01/21 ................................................   5,450,000      5,910,253
 Agua Mansa Industrial Growth Association Special Tax, CFD No. 8,
  8.25%, 9/01/17 ..............................................................  15,180,000     15,561,777
 Alameda Corridor Transportation Authority Revenue, senior lien,
  Series A, MBIA Insured, 5.00%, 10/01/29 .....................................  24,490,000     25,486,988
 Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
    5.00%, 6/01/23 ............................................................  19,195,000     19,993,896
    5.30%, 6/01/26 ............................................................   7,000,000      7,135,380
    5.00%, 6/01/28 ............................................................   8,925,000      9,246,389
 Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding,
  6.375%, 5/01/23 .............................................................   2,560,000      2,620,826
 Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ......................   6,100,000      6,559,757
 Anaheim PFA, Lease Revenue, Public Improvements Project, Series A,
  FSA Insured, 5.00%, 9/01/27 .................................................   8,900,000      9,217,018
    3/01/37 ................................................................... 146,010,000    150,753,865
 Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
  MBIA Insured, 5.50%, 8/01/22 ................................................   4,870,000      5,335,621
 Antioch PFA, Reassessment Revenue, sub. lien,
    Refunding, 5.60%, 9/02/09 .................................................   1,225,000      1,344,572
    Refunding, Series B, 5.50%, 9/02/08 .......................................   1,165,000      1,248,449
    Series B, 5.30%, 9/02/06 ..................................................   2,095,000      2,206,496
 Arcadia Hospital Revenue, Methodist Hospital of Southern California,
    6.50%, 11/15/12 ...........................................................   2,295,000      2,347,372
    6.625%, 11/15/22 ..........................................................   3,750,000      3,831,938
 Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, 7.00%,
  9/01/28 .....................................................................   2,770,000      3,123,923
 Azusa PFAR, Water Systems Acquisition Project, Refunding, Series A,
  FGIC Insured, 5.50%, 7/01/20 ................................................   5,200,000      5,392,504

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
  Bakersfield PFAR, Series A, 6.10%, 9/15/10 .................................. $ 10,635,000  $  10,786,549
 Baldwin Park PFAR, Tax Allocation,
    Series A, 7.75%, 8/01/19 ..................................................   5,265,000      5,378,619
    Series A, Pre-Refunded, 7.10%, 9/01/24 ....................................   2,000,000      2,255,200
    Series B, 7.75%, 8/01/21 ..................................................   5,795,000      5,916,173
 Bakersfield Hospital Revenue, Adventist Health Systems West, Refunding,
  MBIA Insured, 5.50%, 3/01/19 ................................................   6,085,000      6,267,915
 Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 ...........   6,500,000      7,113,990
 Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
  Pre-Refunded,
    6.70%, 8/01/14 ............................................................   1,235,000      1,379,162
    6.80%, 8/01/23 ............................................................   2,310,000      2,583,804
 Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured,
  6.125%, 8/01/13 .............................................................  12,845,000     13,569,843
 Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A,
  FSA Insured, 5.80%, 9/02/17 .................................................   5,240,000      5,934,090
 Buena Park CRDA, Tax Allocation, Central Business District Project,
  Refunding, Series A, 7.10%, 9/01/14 .........................................   7,000,000      7,165,830
 Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ..........     960,000        967,603
 Burbank RDA, Tax Allocation,
    City Center Redevelopment Project, Refunding, Series A, FSA Insured,
     5.50%, 12/01/23 ..........................................................   5,000,000      5,219,150
    Refunding, Series A, 6.00%, 12/01/23 ......................................   6,500,000      6,860,035
 Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
    Series A, FSA Insured, 6.60%, 9/01/27 .....................................     785,000        804,162
    Series B, FSA Insured, 6.60%, 9/01/27 .....................................     290,000        297,079
 Calexico CRDA Revenue, Tax Allocation, Merged Central Business and
  Residential, Refunding, FSA Insured, 5.80%, 8/01/24 .........................   5,840,000      6,109,107
 California Counties Lease Financing Authority COP, CSAC Financing Corp.,
  Amador County Project, ETM, 7.70%, 10/01/09 .................................   2,355,000      2,809,609
 California County Tobacco Securitization Agency Revenue,
    Asset Backed Corp., Golden Gate, Series A, 6.00%, 6/01/43 .................  10,000,000     10,130,700
    Asset Backed, Gold Country Funding Corp., 6.00%, 6/01/38 ..................  10,000,000     10,130,700
    Asset Backed, Kern County Corp., Series A, 6.125%, 6/01/43 ................  28,135,000     28,759,597
    Asset Backed, Kern County Corp., Series B, 6.25%, 6/01/37 .................  19,460,000     20,142,462
    Asset Backed, Sonoma County Corp., Series A, 5.875%, 6/01/43 ..............  37,405,000     37,954,854
 California County Tobacco, Securitization Agency Tobacco Revenue,
  Asset Backed,
    Merced Funding Corp., Series A, 5.875%, 6/01/43 ...........................  10,235,000     10,388,525
    Stanislaus Fund, Series A, 5.875%, 6/01/43 ................................   8,690,000      8,817,743
 California Educational Facilities Authority Revenue,
    Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 .......  10,000,000     10,453,400
    Pooled College and University, Series B, 6.75%, 6/01/30 ...................   8,000,000      8,990,400
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 .................  21,250,000     22,413,863
    Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ..............   4,965,000      5,343,432
 California GO, Refunding, 5.25%,
    2/01/29 ...................................................................  10,000,000     10,573,400
    2/01/30 ...................................................................  50,000,000     52,867,000
 California Health Facilities Financing Authority Revenue,
    AIDS Health Care Foundation, Refunding, Series C,
     California Mortgage Insured, 6.25%, 9/01/17 ..............................   1,750,000      1,792,123
    California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%,
     11/01/20 .................................................................   3,560,000      3,923,690
    Casa Colina, 6.125%, 4/01/32 ..............................................   8,300,000      8,629,925
    Catholic Healthcare West, Refunding, Series A, MBIA Insured,
     5.75%, 7/01/15 ...........................................................  12,500,000     14,273,875

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont.)
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%,
     7/01/17 .................................................................. $ 7,300,000 $    8,346,236
    Catholic Healthcare West, Series A, 5.00%, 7/01/18 ........................  40,000,000     39,144,000
    Catholic Healthcare West, Series A, 5.00%, 7/01/28 ........................ 140,630,000    133,592,875
    Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ..........   5,000,000      5,341,600
    Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 .........  11,500,000     12,022,215
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ......   8,355,000      8,997,249
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 ......  15,600,000     16,334,760
    Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 .......  52,500,000     55,675,725
    Clinicas del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 .............   4,500,000      4,952,925
    County Program, Series B, 7.20%, 1/01/12 ..................................   2,175,000      2,185,832
    El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ....................   3,350,000      3,577,465
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ...............   5,000,000      5,336,000
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ...............  25,390,000     26,351,012
    Episcopal Home, 5.30%, 2/01/32 ............................................  28,150,000     29,433,359
    Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 .....  11,365,000     12,660,269
    Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 .......   4,240,000      4,353,802
    Help Group, CHFCLP Insured, 5.40%, 8/01/22 ................................   7,420,000      7,853,031
    Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 .................  13,920,000     14,072,702
    Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 .................  71,050,000     71,403,119
    Insured Health Facility-Valleycare, Series A,
     California Mortgage Insured, 5.25%, 5/01/22 ..............................   5,000,000      5,249,300
    Kaiser Permanente, Series A, 5.40%, 5/01/28 ...............................  46,000,000     47,284,780
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ..................  32,295,000     34,187,810
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .................. 136,775,000    142,144,787
    Kaiser Permanente, Series B, 5.25%, 10/01/16 ..............................   7,515,000      7,881,957
    Kaiser Permanente, Series B, 5.00%, 10/01/18 ..............................  38,260,000     39,222,622
    Kaiser Permanente, Series B, 5.00%, 10/01/20 ..............................  38,020,000     38,696,756
    Kaiser Permanente, Series B, 5.40%, 5/01/28 ...............................  80,000,000     82,234,400
    Marshall Hospital, California Mortgage Insured, Series A, 5.30%, 11/01/28 .   5,500,000      5,738,370
    Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured,
     5.75%, 1/15/15 ...........................................................  11,500,000     12,603,655
    Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 ......   5,665,000      6,208,670
    Northern California Presbyterian, 5.40%, 7/01/28 ..........................   6,340,000      6,471,111
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 ..   2,000,000      2,055,720
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 ..   7,525,000      7,726,971
    Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19    8,500,000      9,466,620
    San Diego Hospital Association, Refunding, Series A, MBIA Insured,
     6.20%, 8/01/20 ...........................................................   8,250,000      8,448,495
    Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 .......   9,725,000     10,134,325
    Small Facilities Loan, Health Facilities, Refunding, Series B,
     California Mortgage Insured, 7.50%, 4/01/22 ..............................   5,000,000      5,616,800
    Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured,
     6.75%, 3/01/20 ...........................................................   5,235,000      5,366,503
    Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 ............   3,070,000      3,278,453
    St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%,
     10/01/23 .................................................................   7,000,000      7,918,120
    St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 .................   2,595,000      2,831,820
    Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 .............   5,500,000      5,850,790
    Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .........   5,750,000      6,526,365
    Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ......................   5,300,000      5,622,240
    Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ....................  10,100,000     10,741,249

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont.)
    Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ......................$ 61,000,000  $  63,215,520
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 .....................  25,860,000     26,719,069
    UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%,
     11/15/31 .................................................................   2,150,000      2,236,065
    UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ...........  26,920,000     27,997,608
    UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%,
     11/15/28 .................................................................  25,000,000     25,946,250
    Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ......................  11,640,000     12,527,084
    Walden House, State Guaranteed, 6.85%, 3/01/22 ............................   3,225,000      3,306,496
 California Health Facilities Financing Authority Revenue Insured Health
  Facility, Help Group, Series A,
 CAMTG Insured, 6.10%, 8/01/25 ................................................  12,905,000     14,455,278
 California HFA, SFM Purchase,
    Class I, Series A-1, 6.05%, 8/01/26 .......................................  13,935,000     14,535,041
    Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ........................   5,045,000      5,275,960
 California HFAR,
    Home Mortgage, Series A, 6.55%, 8/01/26 ...................................   6,975,000      7,271,019
    Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 .....................   5,250,000      5,526,938
    Home Mortgage, Series E, 6.375%, 8/01/27 ..................................  11,100,000     11,673,537
    Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 ....................  10,825,000     11,346,332
    Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 .....................   6,595,000      6,855,700
    Home Mortgage, Series H, 6.25%, 8/01/27 ...................................   6,665,000      6,887,278
    Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 .....................   6,540,000      6,839,467
    Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 .....................  10,000,000     10,312,700
    Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 .....................  20,100,000     20,731,341
    Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 ......................   6,000,000      6,154,800
    Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 .....................   3,135,000      3,308,679
    Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ..................   4,365,000      4,625,241
    Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ...................  11,855,000     12,446,209
    Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ...................  11,345,000     11,924,616
    MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ..........................   5,000,000      5,284,900
    MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ..........................  13,345,000     13,728,268
    Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ......................   1,625,000      1,656,135
    Series B-1, Class 1, 5.65%, 8/01/28 .......................................  13,190,000     13,633,580
    SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 .....................   7,035,000      7,320,973
 California Infrastructure and Economic Development Bank Revenue,
    Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ................  10,000,000     10,328,900
    Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ...............  34,000,000     35,258,340
 California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
    4.95%, 10/01/02 ...........................................................      35,000         35,000
    5.05%, 10/01/03 ...........................................................      20,000         20,534
    5.15%, 10/01/04 ...........................................................      25,000         26,197
    5.25%, 10/01/05 ...........................................................      25,000         26,822
    6.25%, 10/01/25 ...........................................................   1,000,000      1,044,320
 California PCFA,
    PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ..............   1,750,000      1,771,000
    PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .............  32,535,000     33,164,878
    PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ...........   2,510,000      2,520,467

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California PCFA, (cont.)
    PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ............$ 29,000,000  $  29,095,120
    PCR, Southern California Edison Co., Series B, MBIA Insured,
     6.40%, 12/01/24 ..........................................................  12,120,000     12,459,118
    Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
     6.875%, 11/01/27 .........................................................  17,205,000     17,277,777
 California Pollution Control Financing Authority Revenue, Refunding,
  Pacific Gas and Electric, Series A,  MBIA Insured, 5.35%, 12/01/16 ..........  31,500,000     35,059,500
 California Public School District Financing Authority Lease Revenue,
  Los Banos School,
    Series A, FSA Insured, 6.20%, 10/01/23 ....................................     445,000        472,127
    Series B, FSA Insured, Pre-Refunded, 6.20%, 10/01/23 ......................   4,445,000      4,714,100
 California Resources Efficiency Financing Authority COP, Capital
  Improvement Program, Refunding, AMBAC Insured,
    5.625%, 4/01/22 ...........................................................  10,365,000     11,428,138
    5.75%, 4/01/27 ............................................................   7,885,000      8,814,878
 California Special Districts Lease Financing Program COP, Series E,
    7.70%, 12/01/09 ...........................................................     205,000        206,866
    7.75%, 12/01/19 ...........................................................     305,000        307,437
 California State Department of Veteran Affairs Home Purchase Revenue,
    Refunding, Series A, 5.40%, 12/01/28 ......................................   9,580,000      9,995,006
    Refunding, Series B, 5.50%, 12/01/18 ......................................   2,500,000      2,623,350
    Series A, chase Revenue, Series A, 5.20%, 12/01/27 ........................  31,000,000     31,451,050
    Series B, 5.20%, 12/01/28 .................................................  63,875,000     64,708,569
 California State Department of Water Resources Central Valley Project
  Revenue, Water System,
    Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .......................  58,000,000     62,064,060
    Refunding, Series S, 5.00%, 12/01/29 ......................................  24,595,000     25,395,813
    Refunding, Series U, 5.00%, 12/01/29 ......................................   7,500,000      7,754,775
    Series Y, FGIC Insured, 5.00%, 12/01/25 ...................................  20,000,000     20,667,000
 California State Department of Water Resources Central Valley Project Water
  System Revenue,
    Series L, 5.75%, 12/01/19 .................................................  18,000,000     18,786,780
    Series L, 5.50%, 12/01/23 .................................................  50,000,000     51,774,000
    Series L, 5.875%, 12/01/25 ................................................  40,070,000     41,857,122
    Series O, 5.00%, 12/01/22 .................................................   5,500,000      5,666,100
 California State GO,
    5.25%, 10/01/20 ...........................................................  10,000,000     10,501,900
    5.25%, 9/01/23 ............................................................  22,000,000     23,206,920
    5.25%, 10/01/23 ...........................................................   9,250,000      9,762,358
    6.00%, 5/01/24 ............................................................   2,565,000      2,754,400
    5.125%, 6/01/24 ...........................................................   8,250,000      8,621,993
    5.00%, 11/01/24 ...........................................................  11,350,000     11,777,214
    5.00%, 11/01/25 ...........................................................  20,000,000     20,737,800
    5.25%, 9/01/26 ............................................................  25,000,000     26,303,500
    5.00%, 2/01/27 ............................................................  46,000,000     47,662,440
    5.00%, 10/01/27 ...........................................................  12,100,000     12,445,213
    5.125%, 10/01/27 ..........................................................  39,835,000     41,299,733
    5.00%, 2/01/29 ............................................................  15,000,000     15,519,000
    5.00%, 11/01/30 ...........................................................  17,500,000     18,092,900
    5.125%, 3/01/31 ...........................................................  35,000,000     36,416,800
    5.00%, 2/01/32 ............................................................  40,000,000     41,384,000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California State GO, (cont.)
    AMBAC Insured, 5.90%, 3/01/25 ............................................. $   210,000   $    228,579
    AMBAC Insured, 5.125%, 10/01/27 ...........................................  31,420,000     32,912,136
    FGIC Insured, 6.00%, 8/01/19 ..............................................     905,000        990,016
    FGIC Insured, 5.625%, 10/01/26 ............................................  41,500,000     45,430,880
    FSA Insured, 5.50%, 3/01/20 ...............................................   5,500,000      5,809,705
    FSA Insured, 5.50%, 9/01/29 ...............................................  30,000,000     32,561,100
    MBIA Insured, 5.00%, 10/01/23 .............................................   5,000,000      5,218,100
    MBIA Insured, 5.00%, 8/01/24 ..............................................   7,500,000      7,825,125
    MBIA Insured, 6.00%, 8/01/24 ..............................................     990,000      1,078,655
    MBIA Insured, 5.00%, 3/01/28 ..............................................  25,985,000     27,088,843
    Refunding, 5.625%, 9/01/24 ................................................  10,650,000     11,465,897
    Refunding, 5.125%, 6/01/27 ................................................  16,150,000     16,842,835
    Refunding, 5.125%, 6/01/31 ................................................  75,000,000     78,108,750
    Refunding, AMBAC Insured, 5.00%, 4/01/23 ..................................   6,250,000      6,578,125
    Series Br., 5.25%, 12/01/26 ...............................................   5,000,000      5,029,200
    Series Br., 5.30%, 12/01/29 ...............................................  13,000,000     13,079,040
    Various Purposes, FSA Insured, 5.50%, 4/01/19 .............................   5,000,000      5,183,400
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 ......  11,500,000     11,671,810
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 .....  45,000,000     45,225,000
    Veterans Bonds, Series BH, 5.50%, 12/01/18 ................................  44,250,000     45,289,875
    Veterans Bonds, Series BH, 5.60%, 12/01/32 ................................  50,060,000     50,895,001
    Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ...................  16,440,000     16,681,175
    Veterans Bonds, Series BM, 5.45%, 12/01/25 ................................  36,635,000     37,036,153
    Veterans Bonds, Series BN, 5.375%, 12/01/21 ...............................  24,870,000     25,194,305
    Veterans Bonds, Series BN, 5.45%, 12/01/28 ................................  21,575,000     21,818,366
 California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .   9,920,000     10,448,042
 California State Local Government Finance Authority Revenue, Marin Valley,
  Series A, FSA Insured, 5.85%, 10/01/27 ......................................   6,735,000      7,594,251
 California State Public Works Board Lease Revenue,
    California Science Center, Series A, 5.25%, 10/01/22 ......................   8,645,000      9,163,354
    California State University, Various Projects, Series A, 6.30%, 10/01/04 ..   5,250,000      5,376,683
    Department of Corrections, California State Prison at Coalinga, Series B,
     MBIA Insured, 5.375%, 12/01/19 ...........................................  15,250,000     15,990,235
    Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured,
     5.25%, 1/01/21 ...........................................................  17,405,000     18,523,097
    Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ....   5,000,000      5,401,850
    Trustees California State University, Refunding, Series A, 5.00%,
     10/01/19 .................................................................   7,500,000      7,902,075
    University of California, Various Projects, Refunding, Series A,
     5.50%, 6/01/21 ...........................................................  14,000,000     14,536,340
    University of California, Various Projects, Refunding, Series A,
     5.00%, 6/01/23 ...........................................................  23,175,000     23,260,284
    University of California, Various Projects, Series B, 5.50%, 6/01/19 ......  13,000,000     13,506,740
    University of California, Various Projects, Series B, Pre-Refunded,
     6.625%, 12/01/14 .........................................................   7,415,000      8,389,183
    Various California Community Colleges, Refunding, Series A,
     5.90%, 4/01/17 ...........................................................   8,320,000      9,386,458
 California State University at Channel Islands Financing Authority Revenue,
  East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ...............  11,000,000     11,326,370
 California Statewide CDA Revenue,
    COP, Catholic Healthcare West, Obligated, MBIA Insured, 5.50%, 7/01/23 ....  11,240,000     11,684,317
    COP, CHFCLP Insured Health Facilities, Unihealth, Series A,
     AMBAC Insured, Pre-Refunded, ETM, 5.75%, 10/01/25 ........................  36,000,000     42,099,120


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Statewide CDA Revenue, (cont.)
    COP, CHFCLP Insured Hospital, Triad Health Care, Refunding, ETM,
     6.25%, 8/01/06 ........................................................... $ 2,000,000      2,200,640
    COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ..................................   4,000,000      4,517,200
    COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 ....   5,120,000      5,854,618
    COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ............   5,365,000      5,933,797
    COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ............   3,775,000      4,144,157
    COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ...................   7,065,000      7,652,384
    COP, Sisters Charity Leavenworth, 5.00%, 12/01/23 .........................  11,375,000     11,480,105
    COP, Southern California Development Corp., 6.10%, 12/01/15 ...............   2,255,000      2,522,015
    COP, St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 ........  12,500,000     13,900,125
    COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ..........  25,520,000     27,289,046
    COP, Sutter Health Obligated Group, Refunding, MBIA Insured,
     5.50%, 8/15/23 ...........................................................  14,000,000     14,524,020
    Kaiser Permanente, Series A, 5.50%, 11/01/32 ..............................  21,000,000     21,839,370
    Los Angeles Orthopedic Hospital Foundation, AMBAC Insured,
     5.75%, 6/01/30 ...........................................................  10,000,000     10,981,100
    Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ..........   7,670,000      8,165,329
    Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ..........   9,755,000     10,303,133
    Series B, 5.625%, 8/15/42 .................................................  51,000,000     52,812,030
    Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 ..................   4,945,000      5,216,678
 California Statewide CDA,
    COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ......................   5,000,000      5,656,700
    COP, Catholic Healthcare West, 6.50%, 7/01/20 .............................   7,990,000      8,687,447
    COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .....................  37,685,000     38,785,779
    COP, FSA Insured, 5.50%, 8/15/31 ..........................................   9,000,000      9,792,540
    COP, Internext Group, 5.375%, 4/01/17 .....................................   8,000,000      8,166,720
    COP, Internext Group, 5.375%, 4/01/30 .....................................  59,480,000     58,184,526
    COP, Kaiser Permanente, 5.30%, 12/01/15 ...................................  32,200,000     33,941,376
    COP, MBIA Insured, 5.00%, 4/01/18 .........................................   7,000,000      7,434,140
    COP, MBIA Insured, 5.125%, 4/01/23 ........................................   6,000,000      6,266,460
    COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 .................   5,000,000      5,141,600
    COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ..................  16,250,000     16,741,400
    Lease Revenue, Special Facilities, United Airlines, Los Angeles,
     5.625%, 10/01/34 .........................................................  75,805,000     17,055,367
    Lease Revenue, Special Facilities, United Airlines, Series A,
     5.70%, 10/01/33 ..........................................................  62,325,000     16,198,891
    MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ......   7,453,000      8,210,821
    MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ..............................   8,000,000      8,476,880
    Water and Wastewater Revenue, Pooled Financing Program, Series B,
     FSA Insured, 5.65%, 10/01/26 .............................................   5,000,000      5,555,350
    Water Revenue, Refunding, Series A, 6.10%, 7/01/21 ........................   4,615,000      4,899,330
 California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ..........  20,000,000     20,713,400
 Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ...............   2,975,000      3,445,913
 Campbell Housing Facility Revenue, San Tomas Gardens Project,
  Series A, 6.625%, 10/20/34 ..................................................   5,615,000      5,849,651
 Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project,
  Series A, 6.00%, 10/01/33 ...................................................   5,000,000      5,246,300
 Camrosa Water District COP, Water System Improvement Projects,
  MBIA Insured, 6.00%, 1/15/20                                                    5,120,000      5,756,467
 Capistrano Bay Park and Recreation District COP, Special Lease Finance,
  Series Q, 6.35%, 8/01/12 ....................................................   2,800,000      2,841,804
 Carson RDA, Tax Allocation, Redevelopment Project Area No. 1,
  Refunding, 6.375%,
    10/01/12 ..................................................................     775,000        807,938
    10/01/16 ..................................................................     295,000        306,980


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Castaic Lake Water Agency COP, Water System Improvement Project,
  Refunding, Series A, MBIA Insured,
    6.125%, 8/01/15 ...........................................................$ 11,540,000  $  12,632,146
    6.00%, 8/01/18 ............................................................   5,345,000      5,808,412
 Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding,
  Series A, MBIA Insured, 5.70%, 8/01/24 ......................................  11,210,000     12,074,291
 Central California Joint Powers Health Financing Authority COP,
  Community Hospitals of Central California, 6.00%,
    2/01/20 ...................................................................   5,000,000      5,306,450
    2/01/30 ...................................................................  22,500,000     23,500,125
 Central Joint Powers Health Financing Authority COP,
    Community Hospitals of Central California, 5.625%, 2/01/21 ................   6,750,000      6,949,328
    Community Hospitals of Central California, 5.75%, 2/01/31 .................  14,820,000     15,227,698
 Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 ........   5,000,000      5,709,300
 Chaffey UHSD, GO, Series B, FGIC Insured, 5.00%, 8/01/25 .....................   5,000,000      5,235,850
 Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
    6.80%, 2/01/11 ............................................................   4,110,000      4,159,032
    6.75%, 2/01/21 ............................................................   2,800,000      2,833,124
 Chino RDA, Tax Allocation, Central City Redevelopment Project,
  7.00%, 9/01/22 ..............................................................   9,980,000     10,506,744
 Chino USD, COP, Land Acquisition, Series A, FSA Insured,
    6.60%, 9/01/14 ............................................................     405,000        445,788
    6.70%, 9/01/29 ............................................................   2,880,000      3,175,459
 Claremont RDA, Tax Allocation, Consolidated Redevelopment Project,
  Refunding., 5.50%, 8/01/23 ..................................................   4,950,000      5,231,012
 Clayton 1915 Act, Limited Obligation, Contra Costa County,
  Oakhurst Country Club,
    8.25%, 9/02/03 ............................................................      50,000         51,608
    8.30%, 9/02/04 ............................................................      70,000         73,011
    8.30%, 9/02/05 ............................................................      80,000         83,448
    8.35%, 9/02/06 ............................................................      80,000         83,505
    8.35%, 9/02/07 ............................................................      95,000         98,867
    8.375%, 9/02/08 ...........................................................     100,000        104,068
    8.375%, 9/02/09 ...........................................................     115,000        119,644
    8.40%, 9/02/10 ............................................................      15,000         15,602
    8.40%, 9/02/11 ............................................................     120,000        124,746
    8.40%, 9/02/12 ............................................................     130,000        135,114
    8.40%, 9/02/13 ............................................................     150,000        155,901
 Coachella Valley USD, COP, 8.25%, 9/01/12 ....................................   5,790,000      5,908,000
 Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ..............   1,555,000      1,576,817
 Commerce Joint Powers Financing Authority Lease Revenue,
  Community Center, Series A, 6.25%, 10/01/22 .................................   4,000,000      4,397,520
 Commerce Refuse to Energy Authority Revenue, Refunding,
  Series 1994, 8.75%, 7/01/10 .................................................  26,345,000     29,007,689
 Compton COP, Civic Center and Capital Improvement, Refunding,
  Series A, 5.50%, 9/01/15 ....................................................   5,000,000      5,432,250
 Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ..........   5,825,000      6,605,142
 Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 ..........................   4,535,000      4,809,005
 Concord RDA, Tax Allocation, Central Concord Redevelopment Project,
  Refunding, Sub Series A, 6.00%, 7/01/19 .....................................   8,395,000      8,710,988
 Contra Costa Community College District GO, Election 2002,
  FGIC Insured, 5.00%, 8/01/26 ................................................  11,700,000     12,292,722
 Contra Costa County COP, Merrithew Memorial Hospital Project,
  Refunding, MBIA Insured, 5.50%, 11/01/22 ....................................  11,000,000     12,091,200
 Contra Costa County MFHR, Byron Park Project, Refunding,
  Series C, GNMA Secured, 6.40%, 1/20/31 ......................................   5,930,000      6,281,530
 Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
    ETM, 6.875%, 3/01/07 ......................................................  13,900,000     15,935,794
    FGIC Insured, ETM, 6.50%, 3/01/09 .........................................   1,000,000      1,186,280


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ................. $ 1,040,000   $  1,058,034
 Corona 1915 Act, AD No. 79-2, Northeast Area, Series B, 7.85%,
    9/02/03 ...................................................................     655,000        682,733
    9/02/04 ...................................................................     510,000        532,205
 Corona COP,
    Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..........  15,000,000     21,422,250
   aVista Hospital System, Refunding, Series C, 7.315%, 7/01/20 ...............  22,325,000      8,260,250
 Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding,
  Series A, FGIC Insured, 6.25%, 9/01/16 ......................................   3,000,000      3,307,020
 Corona-Norco USD, Lease Revenue, Land Acquisition, Series A,
  FSA Insured, 6.00%, 4/15/29 .................................................  18,435,000     21,176,285

 CSAC Finance Corp. COP, Sutter County, Health Facilities
  Program, 7.80%, 1/01/21 .....................................................   2,100,000      2,117,346
 Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ............................   5,000,000      5,599,250
 Cupertino COP, Refunding,
    Series A, 5.75%, 1/01/16 ..................................................   5,000,000      5,144,500
    Series B, 6.25%, 7/01/10 ..................................................   3,535,000      3,644,055
 Desert Hot Springs RDA, Tax Allocation, Redevelopment Project
  No. 2, Series A, 6.625%, 9/01/20 ............................................   1,230,000      1,254,895
 Desert Sands USD, COP, Capital Projects, FSA Insured,
  zero cpn. to 3/01/01, 6.45% thereafter, 3/01/20 .............................   6,820,000      7,656,405
 Duarte COP,
    Refunding, Series A, 5.25%, 4/01/24 .......................................   5,000,000      5,000,000
    Series A, 5.25%, 4/01/19 ..................................................   5,000,000      5,016,950
    Series A, 5.25%, 4/01/31 ..................................................  12,500,000     12,318,250
 East Bay MUD,
    Wastewater System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 .............  23,115,000     23,928,648
    Water System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ..................  37,620,000     38,944,224
 East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 ...   7,100,000      7,602,112
 Eastern Municipal Water District Water and Sewer Revenue COP,
  Series B, FGIC Insured, 5.00%, 7/01/30 ......................................  31,370,000     32,744,947
 El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding,
  AMBAC Insured, 5.35%, 10/01/22 ..............................................  10,285,000     10,840,904
 El Camino Hospital District Revenue, Refunding, Series A,
  ETM, 7.25%, 8/15/09 .........................................................   8,945,000     10,680,419
 El Centro Financing Authority Hospital Revenue, El Centro
  Regional Medical Center Project, 5.25%, 3/01/26 .............................   8,500,000      8,875,360
 El Dorado County Special Tax, CFD No. 1992-1, 6.25%, 9/01/29 .................  19,825,000     20,828,740
 Emeryville PFA Revenue, Shellmound Park Redevelopment and
  Housing Project, Series B, MBIA Insured, 5.00%, 9/01/28 .....................  20,000,000     20,611,400
 Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ......................   3,115,000      3,391,176
 Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A,
  MBIA Insured, 6.50%, 10/01/17 ...............................................   2,700,000      2,754,000
 Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
    5.70%, 9/01/26 ............................................................  13,465,000     14,768,547
    5.80%, 9/01/26 ............................................................     400,000        446,416
 Fairfield PFAR, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 ...   2,145,000      2,164,541
 Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%,
  5/01/19 .....................................................................   2,590,000      2,900,930
 Florin Resource Conservation District COP, Elk Grove Water Service,
  Refunding, Series A, MBIA Insured,  5.00%, 3/01/33 ..........................   8,715,000      9,121,206
 Folsom PFAR, Local Agency, 8.00%, 10/01/18 ...................................   7,480,000      7,536,175
 Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
    Refunding, Series A, 5.50%, 10/01/27 ......................................  12,500,000     13,029,750
    Series A, Pre-Refunded, 7.10%, 10/01/23 ...................................  10,000,000     10,200,000
 Fontana USD, GO, Convertible Capital Appreciation, Series D,
  FGIC Insured, 5.80%, 5/01/17 ................................................   5,000,000      5,805,450


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Foothill/Eastern Corridor Agency Toll Road Revenue,
    Refunding, MBIA Insured, 5.75%, 1/15/40 ...................................$395,510,000 $  411,002,127
    senior lien, Series A, 5.00%, 1/01/35 .....................................  15,955,000     15,123,585
    senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ....................... 108,175,000    127,885,567
    senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ....................... 123,695,000    143,728,642
 Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project,
  Series A, 6.875%, 5/01/18 ...................................................   1,840,000      1,915,569
 Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .................   1,600,000      1,637,664
 Fresno Health Facilities Revenue, Holy Cross Health Systems
  Corp., MBIA Insured, 5.625%, 12/01/15 .......................................   5,000,000      5,309,350
 Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project,
  Series A, 6.625%, 2/01/23 ...................................................   1,505,000      1,512,811
 Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 ...................   7,250,000      7,777,510
 Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
    6.35%, 12/01/33 ...........................................................  13,000,000     13,613,470
    ETM, 8.00%, 12/01/10 ......................................................   5,730,000      6,907,630
 Health Facilities Financing Authority Revenue, Kaiser Permanente,
  Series C, 5.60%, 5/01/33 ....................................................  10,000,000     10,143,000
 Helix Water District COP, Installment Purchase, Series A,
  FSA Insured, 5.25%, 4/01/24 .................................................   8,925,000      9,498,610
 Hemet Valley Hospital District Revenue COP, Hemacinto Community
  Corp. Project, Series A, 7.75%, 5/01/19 .....................................   2,335,000      2,336,424
 Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%, 10/01/10 .....   1,600,000      1,759,728
 Hollister RDA, Tax Allocation, Community Development Project,
  Series B, FSA Insured, 6.625%, 10/01/07 .....................................   1,905,000      1,981,276
    6.75%, 10/01/13 ...........................................................   1,495,000      1,555,772
 Huntington Park PFA, Local Agency Revenue, Refunding,
  Series A, MBIA Insured, 6.45%, 9/01/22 ......................................  10,000,000      10,980,700
 Industry COP, Refunding, 6.625%, 6/01/06 .....................................  11,380,000     13,193,858
 Industry Urban Development Agency Tax Allocation, Transportation
  District No. 3 Project, Refunding, 6.90%, 11/01/07 ..........................   5,860,000      5,922,878
 Inglewood PFAR, La Cinega Redevelopment Project, Series A,
AMBAC Insured, 6.00%, 5/01/16 .................................................   2,395,000      2,451,043
 Inland Empire Solid Waste Financing Authority Revenue,
  Landfill Improvement Financing Project, Series B, FSA Insured,
    ETM, 6.25%, 8/01/11 .......................................................   5,000,000      5,999,950
    Pre-Refunded, 6.00%, 8/01/16 ..............................................   5,000,000      5,866,650
 Intercommunity Hospital Financing Authority COP, Northbay Healthcare
  System, Refunding, 5.25%, 11/01/19 ..........................................  10,550,000     11,153,671
 Irwindale CRDA, Tax Allocation,
    Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ..............   1,630,000      1,888,632
    Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 .............   9,100,000     10,637,536
    senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 .......................  10,220,000     11,393,358
 John C. Fremont Hospital District Health Facilities Revenue,
  6.75%, 6/01/23 ..............................................................   1,760,000      1,915,883
 Kern County Board of Education COP, Refunding, Series A,
  MBIA Insured, 5.20%, 5/01/28 ................................................   8,685,000      9,139,747
 Kern County Housing Authority SFMR, Series A, GNMA Secured,
    7.55%, 12/01/07 ...........................................................     115,000        118,134
    7.65%, 12/01/12 ...........................................................     160,000        164,291
    7.70%, 12/01/23 ...........................................................     750,000        764,873
    7.50%, 10/01/24 ...........................................................     535,000        544,272
 La Mirada RDA, Tax Allocation, Housing, Refunding, Series A,
   FSA Insured, 5.875%, 8/15/25 ...............................................   7,100,000      7,766,193
 La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ................................     960,000        987,091
 La Palma Community Development Commission Tax Allocation,
  La Palma Community Development Project No. 1,  6.10%, 6/01/22 ...............   2,355,000      2,410,201
 La Quinta RDA Tax Allocation Revenue, Redevelopment Project
  Area No. 1, AMBAC Insured, 5.125%, 9/01/32 ..................................   5,325,000      5,634,116


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Lake Elsinore PFA, Tax Allocation Revenue,
    Lake Elsinore Redevelopment Projects, Series A, FSA Insured,
    5.80%, 9/01/25 ............................................................ $ 6,750,000    $ 7,071,773
    Series A, 5.50%, 9/01/30 ..................................................  15,550,000     15,899,253
 Lake Elsinore USD, COP, Pre-Refunded, 6.90%, 2/01/20 .........................   5,150,000      5,347,297
 Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding,
   Series A, FSA Insured, 6.50%, 9/01/17 ......................................   2,850,000      2,919,284
 Lancaster RDA,
    RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ..................       5,000          8,355
    Tax Allocation, Amargosa Redevelopment Project, Refunding,
     MBIA Insured, 6.85%, 2/01/19 .............................................   3,465,000      3,559,976
    Tax Allocation, Combined Redevelopment Project Areas, H
     Housing Program, MBIA Insured, 5.80%, 8/01/23 ............................   9,125,000      9,558,711
    Tax Allocation, Combined Redevelopment Project Areas,
   Sheriff's Program, MBIA Insured, 5.70%, 8/01/23 ............................  13,140,000     13,670,462
 Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ..............   8,115,000      8,645,234
 Lemoore Financing Authority Lease Revenue, Water and Wastewater
  System Improvement Project, AMBAC Insured, 6.20%, 12/01/20 ..................   4,400,000      4,938,384
 Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 .......................   6,105,000      6,470,934
 Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ..........................   2,745,000      3,043,382
 Livermore-Amador Valley Water Management Agency Sewer Revenue,
  Series A, AMBAC Insured, 5.00%, 8/01/31 .....................................  18,350,000     19,160,703
 Local Medical Facilities Financing Authority COP, Insured
  California Health Clinic Project, 7.55%, 3/01/20 ............................   4,220,000      4,248,401
 Local Medical Facilities Financing Authority II COP,
 Insured California Health Clinic Project, 7.55%, 11/01/20 ....................   2,120,000      2,129,370
 Local Medical Facilities Financing Authority III COP,
  Insured California Health Clinic Project, 6.90%, 7/01/22 ....................   2,730,000      2,781,351
 Loma Linda Hospital Revenue, Loma Linda University Medical Center,
  Refunding, Series A, AMBAC Insured, 6.55%, 12/01/18 .........................  11,525,000     11,843,436
 Long Beach Board Financial Authority Lease Revenue, Aquarium
  of the South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 .............  20,000,000     21,034,200
 Long Beach California Board Finance Authority Lease Revenue, Temple
  and Willow Facility, Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .....  14,935,000     15,564,062
 Long Beach Harbor Revenue, MBIA Insured,
    5.375%, 5/15/20 ...........................................................  12,000,000     12,668,040
    5.25%, 5/15/25 ............................................................  10,500,000     10,935,435
 Long Beach HMR, Series A, 9.60%, 11/01/14 ....................................     500,000        504,905
 Los Angeles Community College District GO, Series A, MBIA Insured,
  5.00%, 6/01/26 ..............................................................  69,275,000      72,490,746
 Los Angeles COP, Department of Public Social Services, Series A,
  AMBAC Insured, 5.50%, 8/01/24 ...............................................   4,000,000      4,363,120
    8/01/31 ...................................................................   5,000,000      5,455,100
 Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue,
  Refunding, AMBAC Insured, 6.00%, 12/01/16 ...................................   6,000,000      6,163,020
 Los Angeles County COP,
    Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ......   8,000,000      8,519,360
    CHFCLP Insured Health Clinic Program, Behavioral Health Service,
  Refunding, Series F, 5.875%, 1/01/21 ........................................   7,520,000      8,254,027
    CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21 ............     990,000      1,001,534
    CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21 ............   3,550,000      3,611,699
    Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 ......................  12,060,000     12,558,560
    Marina del Rey, Series A, 6.50%, 7/01/08 ..................................  21,615,000     22,708,503
    Series 1992, 6.625%, 7/01/22 ..............................................   1,000,000      1,024,360
 Los Angeles County MTA, Sales Tax Revenue,
    Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured,
  5.00%, 7/01/26 ..............................................................  13,000,000     13,541,060
    Proposition A, First Tier, Refunding, Senior Series A, MBIA
  Insured, 5.25%, 7/01/27 .....................................................   7,840,000      8,247,602



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
` Los Angeles County MTA, Sales Tax Revenue, (cont.)
    Proposition A, Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 .... $ 5,000,000   $  5,259,650
    Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 .......... 116,800,000    117,640,960
    Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 .........  10,060,000     10,576,480
    Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ....   9,200,000     10,733,640
    Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 ......  42,500,000     43,204,650
 Los Angeles County Public Works Financing Authority Revenue, Multiple
  Capital Facilities Project, Series B, AMBAC Insured,   5.125%, 12/01/29 .....  26,905,000     28,086,130
 Los Angeles County Sanitation Districts Financing Authority Revenue,
  Capital Projects, Series A, MBIA Insured, 5.25%, 10/01/19 ...................  30,000,000     31,148,400
    5.00%, 10/01/23 ...........................................................  35,750,000     36,011,023
 Los Angeles County SFMR, Issue A, GNMA Secured, 7.875%, 8/01/16 ..............     145,000        149,053
 Los Angeles County Transportation Commission Lease Revenue,
  FSA Insured, 7.375%, 12/15/06 ...............................................   7,975,000      8,067,111
 Los Angeles CRDA,
    Financing Authority Revenue, Pooled Financing, Beacon Normandie,
  Series B, 6.625%, 9/01/14 ...................................................   1,065,000      1,084,170
    MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ..........   5,875,000      6,070,344
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
  5.625%, 12/01/18 ............................................................  20,000,000     21,027,600
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
  5.625%, 12/01/23 ............................................................  50,090,000     52,356,072
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured,
  5.60%, 12/01/28 .............................................................  27,900,000     29,085,750
    Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .............................   8,060,000      8,159,299
 Los Angeles Department of Airports Revenue, Ontario International Airport,
   Series A, FGIC Insured, 6.00%, 5/15/26 .....................................  10,000,000     11,099,500
 Los Angeles Department of Water and Power Electric Plant Revenue,
    MBIA Insured, 5.875%, 9/01/30 .............................................  13,670,000     14,443,722
    Refunding, MBIA Insured, 5.875%, 9/01/30 ..................................  17,765,000     18,770,499
    Refunding, MBIA Insured, 5.375%, 9/01/23 ..................................  53,550,000     55,404,972
    Refunding, Second Issue, 5.40%, 11/15/31 ..................................  14,500,000     14,994,740
    Series 1993, 6.125%, 1/15/33 ..............................................  52,000,000     53,764,880
    Series 1993, MBIA Insured, 5.375%, 9/01/23 ................................   4,140,000      4,287,591
 Los Angeles Department of Water and Power Waterworks Revenue,
  Refunding, Series 1993, 5.80%, 4/15/24 ......................................  10,520,000     10,971,518
 Los Angeles Department Water and Power Electric Plant Revenue,
  5.875%, 9/01/30 .............................................................  25,415,000     26,853,489
 Los Angeles Harbor Department Revenue,
    Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ........................  15,000,000     15,707,550
    Series B, 6.125%, 8/01/18 .................................................  24,810,000     28,171,259
    Series B, 6.20%, 8/01/22 ..................................................  59,835,000     67,869,644
    Series B, 5.375%, 11/01/23 ................................................   7,460,000      7,842,325
    Series B, MBIA Insured, 6.20%, 8/01/25 ....................................  35,690,000     40,552,049
 Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ....   6,815,000      7,006,842
 Los Angeles USD,
    COP, Land Acquisition Program I, Series A, FSA Insured, 5.25%, 4/01/21 ....   8,180,000      8,255,583
    Series B, FGIC Insured, 5.00%, 7/01/23 ....................................   5,000,000      5,236,100
 Los Angeles Wastewater System Revenue,
    Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 .........................  64,445,000     67,032,467
    Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 .........................  35,505,000     37,074,321
    Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 .........................  20,000,000     20,749,400
    Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 ........................   8,000,000      8,515,680

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Los Angeles Wastewater System Revenue, (cont.)
    Series A, FGIC Insured, 5.00%, 6/01/28 .................................... $ 8,245,000   $  8,562,927
    Series A, MBIA Insured, 5.875%, 6/01/24 ...................................  45,400,000     48,523,066
    Series B, MBIA Insured, 5.70%, 6/01/23 ....................................  75,720,000     78,749,557
 Los Angeles Water and Power Revenue, Power System,
    Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .........................   2,000,000      2,070,420
    Series A, 5.25%, 7/01/24 ..................................................   5,000,000      5,225,650
 Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A,
  FSA Insured, 5.90%, 9/01/28 .................................................   6,470,000      7,347,138
 Lynwood RDA, Tax Allocation, Project Area, Series A, Pre-Refunded,
  6.50%, 7/01/13 ..............................................................   5,485,000      5,750,968
 Madera County COP, Valley Children's Hospital, MBIA Insured,
    5.00%, 3/15/23 ............................................................   8,500,000      8,845,185
    5.75%, 3/15/28 ............................................................  27,500,000     29,593,850
 Madera USD, COP, 6.50%, 12/01/07 .............................................   1,250,000      1,285,275
 Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding,
  8.00%, 1/01/14 ..............................................................   2,060,000      2,109,213
 Marysville Hospital Revenue, Fremont Rideout Health, Refunding,
  Series A, AMBAC Insured, 5.00%, 1/01/22 .....................................   5,000,000      5,252,550
 Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured,
  8.25%, 12/01/28 .............................................................   3,470,000      3,493,839
 Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ....   3,580,000      3,849,395
 Metropolitan Water District Southern California Waterworks Revenue,
    5.00%, 7/01/20 ............................................................   7,765,000      7,792,178
    Series A, 5.00%, 7/01/37 ..................................................  27,830,000     28,610,910
    Series A, 5.00%, 7/01/26 ..................................................  47,575,000     49,478,476
    Series C, 5.00%, 7/01/37 ..................................................  26,780,000     27,561,173
 Mid-Peninsula Regional Open Space District COP, Special District Association
  Finance Corp., 5.75%, 9/01/20 ...............................................   5,200,000      5,414,188
 Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
    5.40%, 1/15/17 ............................................................  12,155,000     13,326,134
    5.50%, 1/15/24 ............................................................  11,790,000     12,804,765
 Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ..................................  11,970,000     13,487,437
 Modesto Irrigation District COP, Refunding and Capital Improvements,
  Series B, 5.30%, 7/01/22 ....................................................   4,770,000      4,789,652
 Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
  AMBAC Insured, 5.125%, 9/01/33 ..............................................   5,535,000      5,768,356
 Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured,
  5.55%, 9/01/22 ..............................................................  10,005,000     11,043,619
 Montclair RDA, Tax Allocation, Redevelopment Project No. IV,
  6.90%, 10/01/22 .............................................................   1,645,000      1,684,546
 Monterey County COP, Natividad Medical Center Improvement Project,
  Series C, MBIA Insured, Pre-Refunded, 6.50%, 8/01/15 ........................   3,500,000      4,068,960
    6.60%, 8/01/23 ............................................................  13,250,000     15,440,623
 Moreno Valley Special Tax, Towngate Community Facilities 8,
  Refunding, Series A, FSA Insured, 5.875%, 12/01/15 ..........................   5,830,000      5,988,809
 Moreno Valley USD, COP, Refunding, FSA Insured,
    5.60%, 3/01/17 ............................................................   5,000,000      5,380,950
    5.70%, 3/01/27 ............................................................  15,000,000     16,060,950
 Mountain View Shoreline Regional Park, Community Tax Allocation, Series A,
  MBIA Insured, 5.75%, 8/01/18 ................................................   9,605,000      9,928,881
 M-S-R Public Power Agency San Juan Project Revenue,
    Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 ........................  10,750,000     11,287,500
    Series E, MBIA Insured, 6.00%, 7/01/22 ....................................   6,330,000      6,355,004
 Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 .......................   8,600,000      9,264,522
 Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured,
  6.35%, 6/20/35 ..............................................................   6,125,000      6,446,991
 Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A,
  MBIA Insured, 6.625%, 7/01/25 ...............................................   2,000,000      2,073,840
 Needles PFAR, Tax Allocation, Redevelopment Project, Series A,
  7.50%, 8/15/22 ..............................................................   1,580,000      1,607,571

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Nevada Power Authority Revenue, Bowman Hydroelectric Project,
  Refunding, 7.50%, 5/01/13 ................................................... $ 6,050,000    $ 6,312,147
 North City West School Facilities Financing Authority Special Tax,
  CFD No. 1, Series C, AMBAC Insured, 5.30%, 9/01/22 ..........................  10,000,000     10,692,400
    9/01/27 ...................................................................   9,900,000     10,576,269
 Northern California Power Agency Multiple Capital Facilities Revenue,
  Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ..........................  19,250,000     20,081,215
 Northern California Public Power Agency Revenue, Hydroelectric Project
  No. 1, Refunding, Series A, MBIA Insured, 5.125%, 7/01/23 ...................   7,420,000      7,778,534
    5.50%, 7/01/24 ............................................................  10,000,000     10,412,800
    5.00%, 7/01/28 ............................................................  25,975,000     26,985,947
    5.20%, 7/01/32 ............................................................  43,675,000     45,791,491
 Oakland HFR,
    Issue D-1, 7.10%, 1/01/10 .................................................   1,425,000      1,442,984
    Issue D-2, 7.15%, 1/01/24 .................................................   3,190,000      3,227,546
 Oakland Joint Powers Financing Authority Lease Revenue, Oakland
 Administration Buildings, AMBAC Insured,  5.75%, 8/01/26 .....................  24,895,000     27,642,910
 Oakland Revenue, 1800 Harrison Foundation,
    Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 ........................  13,825,000     15,446,811
    Series B, AMBAC Insured, 6.00%, 1/01/29 ...................................  13,470,000     15,050,166
 Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 .............   2,315,000      2,436,167
 Oceanside COP,
    Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ...   5,000,000      5,589,650
    Refunding, Series A, 6.375%, 4/01/12 ......................................   4,435,000      4,621,226
    Refunding, Series A, 6.625%, 4/01/23 ......................................   9,000,000      9,227,700
    Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 .........   4,500,000      4,685,310
    Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 ............   4,750,000      4,988,735
 Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured,
  5.45%, 9/02/27 ..............................................................  11,035,000     11,854,459
 Orange Community Facilities District Special Tax, No. 91-2,
    6.15%, 10/01/23 ...........................................................   6,225,000      6,429,927
    6.25%, 10/01/30 ...........................................................   7,910,000      8,090,585
 Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ......   5,000,000      5,651,050
 Orange County Development Agency Tax Allocation, Santa Ana Heights
 Area Project, Refunding, 6.125%, 9/01/23 .....................................   6,500,000      6,779,240
 Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ...........  10,380,000     11,757,841
 Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ....  79,010,000     88,213,085
 Orange County Water District COP, Refunding, Series A, 5.50%, 8/15/14 ........   9,430,000      9,905,744
 Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project,
  Refunding, Series B, 5.70%, 10/01/23 ........................................   8,530,000      8,849,278
 Oroville PFAR, Series A, AMBAC Insured, 6.30%, 9/15/20 .......................  12,150,000     12,557,876
 Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power,
  Refunding, 6.20%, 1/01/09 ...................................................   6,870,000      6,975,317
 Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ..................  10,820,000     11,726,391
 Palm Desert Financing Authority Lease Revenue, Blythe County Administrative
  Project, 6.625%, 8/01/26 ....................................................   5,020,000      5,455,184
 Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1,
    Refunding, MBIA Insured, 5.625%, 4/01/23 ..................................  13,000,000     14,208,220
    Series A, MBIA Insured, 5.95%, 4/01/24 ....................................  15,075,000     16,438,986
 Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC
  Insured, 5.75%, 4/01/27 .....................................................  11,570,000     12,934,450
 Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas,
  Refunding, Series A, MBIA Insured, 6.15%, 9/01/24 ...........................   4,730,000      5,151,538

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Palmdale CRDA, Tax Allocation,
    Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 .....$ 17,500,000 $   18,218,200
    Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 .....   6,980,000      7,261,713
    Series A, MBIA Insured, 5.75%, 9/01/27 ....................................  10,435,000     11,752,627
 Palmdale School District COP, 7.40%, 8/01/20 .................................     495,000        497,282
 Palomar Community College District COP, Building Acquisition Project,
  Connie Lee Insured, Pre-Refunded, 6.75%, 10/01/19 ...........................   4,210,000      4,737,850
 Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured,
  6.25%, 8/01/23 ..............................................................  22,070,000     23,245,007
 Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 1
  2/01/19 .....................................................................   8,250,000      9,125,738
 Pasadena Water Revenue, 6.00%, 7/01/13 .......................................   4,000,000      4,204,360
 Perris PFAR,
    Special Tax, Series A, ETM, 7.55%, 9/01/03 ................................     110,000        112,673
    Special Tax, Series A, ETM, 7.60%, 9/01/04 ................................     120,000        122,749
    Special Tax, Series A, ETM, 7.60%, 9/01/05 ................................     125,000        127,931
    Special Tax, Series A, ETM, 7.80%, 9/01/19 ................................   1,090,000      1,115,811
    Tax Allocation, Refunding, Series, 7.10%, 11/15/17 ........................   3,330,000      3,419,477
    Tax Allocation, Series A, 5.75%, 10/01/31 .................................   5,000,000      5,314,200
 Perris RDA, Tax Allocation, Central and North Perris Redevelopment Project,
  Series A, Pre-Refunded, 7.875%, 10/01/10 ....................................   2,935,000      2,949,675
 Perris Special Tax,
    CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 .........................   6,040,000      6,829,247
    CFD No. 91-1, 8.75%, 9/01/21 ..............................................   5,395,000      5,513,312
 Petaluma Community Development Commission MFR, Park Lane Apartments,
Series A, 6.875%, 11/20/34 ....................................................   4,800,000      5,028,192
 Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...................   2,980,000      3,255,114
 Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ......................   1,770,000      1,900,219
 Placer Hills Union Elementary School District COP, Convertible Capital
  Appreciation, Series B, 7.125%, 3/01/19 .....................................     510,000        557,603
 Placer Union High School District COP, Capital Appreciation,
  Series A, 7.125%, 3/01/19 ...................................................   2,095,000      2,290,547
 Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ........................   2,180,000      2,225,758
 Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ............................   6,490,000      7,102,461
 Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project,
  ETM, 11.45%, 1/01/07 ........................................................   8,885,000     11,046,987
 Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ....   2,865,000      2,970,289
 Port of Oakland Revenue,
    AMT, Series L, FGIC Insured, 5.375%, 11/01/27 .............................  25,000,000     26,714,000
    Series E, MBIA Insured, 6.25%, 11/01/05 ...................................   1,525,000      1,560,883
    Series E, MBIA Insured, 6.30%, 11/01/06 ...................................   1,050,000      1,074,707
    Series E, MBIA Insured, 6.40%, 11/01/07 ...................................     500,000        511,800
    Series E, MBIA Insured, 6.40%, 11/01/22 ...................................  11,495,000     11,768,926
    Series J, MBIA Insured, 5.50%, 11/01/26 ...................................   7,000,000      7,690,970
    Series L, FGIC Insured, 5.00%, 11/01/32 ...................................  25,000,000     25,912,750
 Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd.,
  Series A,
    6.70%, 1/01/07 ............................................................   6,100,000      6,202,297
    6.75%, 1/01/12 ............................................................   4,890,000      4,968,925
    6.80%, 1/01/19 ............................................................   5,030,000      5,157,561
 Porterville COP,
    Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ...........  10,430,000     10,850,120
    Public Building Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 ........   1,950,000      2,034,650

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
    5.875%, 8/01/15 ........................................................... $ 6,250,000   $  6,980,813
    6.00%, 8/01/20 ............................................................   5,400,000      6,014,952
    6.00%, 8/01/28 ............................................................  15,000,000     16,616,400
 Poway RDA, Tax Allocation, Parguay Redevelopment Project, sub. notes,
  Refunding, FGIC Insured,
    5.50%, 12/15/23 ...........................................................  23,000,000     24,012,000
    5.75%, 12/15/26 ...........................................................   8,000,000      8,444,720
 Puerto Rico Commonwealth GO,
    Public Improvement, Series A, 5.00%, 7/01/27 ..............................  26,750,000     27,644,520
    Public Improvement, Series A, 5.125%, 7/01/31 ............................. 142,925,000    148,684,878
    Public Improvement, Series A, FGIC Insured, 5.00%, 7/01/32 ................  10,000,000     10,414,300
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
  Series Y, 5.00%, 7/01/36 ....................................................  63,000,000     65,411,640
 Puerto Rico Commonwealth Highway and Transportation Authority
  Transportation Revenue,
    Series A, MBIA Insured, 5.00%, 7/01/38 .................................... 116,975,000    120,984,903
    Series B, MBIA Insured, 6.00%, 7/01/31 ....................................  13,000,000     15,699,710
    Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................  13,200,000     15,941,244
    Series D, 5.375%, 7/01/36 .................................................  45,000,000     47,892,600
    Series D, 5.75%, 7/01/41 ..................................................  20,000,000     22,782,800
 Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
  Revenue, Series A, AMBAC Insured, 5.00%, 7/01/28 ............................  10,000,000     10,381,000
 Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%,
  7/01/31 .....................................................................  48,000,000     50,785,440
 Puerto Rico Electric Power Authority Revenue, Series DD, MBIA Insured,
  5.00%, 7/01/28 ..............................................................  23,250,000     24,078,398
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Revenue, Cogen Facilities,  6.625%, 6/01/26 ......................   6,800,000      7,111,168
 Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
  5.375%, 7/01/33 ............................................................. 100,000,000    106,590,000
 Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
  Series E,
    5.50%, 8/01/29 ............................................................ 139,995,000    152,334,159
    5.75%, 8/01/30 ............................................................  50,000,000     55,070,000
 Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
   Set-Aside Housing, MBIA Insured, 5.25%, 9/01/21 ............................   8,330,000      8,892,941
 Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986,
 GNMA Secured, 7.55%, 8/01/18 .................................................   2,070,000      2,149,405
 Rancho Murieta Community Services District 1915 Act, ID No. 1,
    8.30%, 9/02/03 ............................................................     745,000        779,538
    8.40%, 9/02/04 ............................................................     750,000        787,388
    8.40%, 9/02/05 ............................................................     735,000        771,699
    8.40%, 9/02/06 ............................................................     750,000        783,008
 Redlands USD, COP, Series A, FSA Insured,
    6.15%, 9/01/11 ............................................................     505,000        507,156
    6.25%, 9/01/27 ............................................................   4,160,000      4,178,179
 Rialto COP, FSA Insured, 5.75%, 2/01/22 ......................................   2,715,000      3,028,202
 Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded,
  6.75%, 3/01/24 ..............................................................   3,500,000      3,831,905
 Richmond Joint Powers Financing Authority Revenue Lease, Series A,
  MBIA Insured,
    5.00%, 2/01/26 ............................................................   6,500,000      6,815,640
    5.00%, 2/01/31 ............................................................   7,000,000      7,323,540
 Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
  Series A,
    6.375%, 6/01/09 ...........................................................  23,000,000     23,881,360
    6.50%, 6/01/12 ............................................................  20,125,000     24,629,378

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Riverside County Board of Education COP, Capital Appreciation
  Financing Projects, Series A, 6.65%, 11/01/17 ............................... $ 7,945,000    $ 8,057,819
 Riverside County COP,
    Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ...................   5,295,000      5,981,126
    Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 .......................   6,000,000      6,812,280
 Riverside County Flood Control and Water Conservation District Elsinore
  Valley AD, Zone 3, 7.875%,
    9/01/03 ...................................................................     165,000        174,636
    9/01/04 ...................................................................     180,000        200,738
    9/01/05 ...................................................................     190,000        222,412
    9/01/06 ...................................................................     205,000        249,827
    9/01/07 ...................................................................     225,000        281,979
    9/01/08 ...................................................................     240,000        310,013
    9/01/09 ...................................................................     260,000        341,806
    9/01/10 ...................................................................     280,000        372,688
    9/01/11 ...................................................................     305,000        411,957
    9/01/12 ...................................................................     325,000        443,199
    9/01/13 ...................................................................     350,000        482,094
    9/01/14 ...................................................................     380,000        527,223
    9/01/15 ...................................................................     410,000        573,045
    9/01/16 ...................................................................     440,000        616,475
    9/01/17 ...................................................................     475,000        663,708
 Riverside County Housing Authority Revenue, Breezewood Apartment Project,
  Refunding, Series C, 6.40%, 6/01/28 .........................................   4,815,000      4,887,466
 Riverside County PFA,
    COP, 5.75%, 5/15/19 .......................................................   3,500,000      3,578,435
    Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%,
  10/01/33 ....................................................................  11,225,000     11,613,834
 Riverside County Public Financing Authority COP, 5.80%, 5/15/29 ..............  14,230,000     14,538,506
 Riverside County RDA, Tax Allocation,
    Jurupa Valley Project Area, AMBAC Insured, 5.00%, 10/01/28 ................  15,535,000     16,299,167
    Jurupa Valley Project Area, AMBAC Insured, 5.125%, 10/01/35 ...............  17,035,000     18,117,745
 Riverside County SFMR,
    Series A, GNMA Secured, 7.20%, 10/01/24 ...................................     925,000        958,300
    Series B, GNMA Secured, 7.60%, 11/01/19 ...................................     250,000        257,233
 Riverside MFHR,
    Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 .........   2,200,000      2,209,328
    Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ...........   4,010,000      4,027,002
 Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A,
  MBIA Insured, 5.625%, 8/01/23 ...............................................   6,000,000      6,175,080
 Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured,
  5.375%, 12/01/26 ............................................................   8,380,000      8,566,623
 Roseville 1915 Act,
    North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 ......     130,000        133,558
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 ......     140,000        145,727
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ......     150,000        156,180
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ......     160,000        166,912
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ......     180,000        187,178
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ......     190,000        197,634
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ......     160,000        166,381
    Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 ..........     280,000        287,664
    Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ..........     300,000        312,273
    Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ..........     320,000        333,184


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Sacramento 1915 Act, North Natomas AD No. 88-3,
    8.20%, 9/02/10 ............................................................  $  780,000    $   808,805
    8.20%, 9/02/11 ............................................................   1,730,000      1,792,661
    8.25%, 9/02/12 ............................................................   2,240,000      2,320,730
    8.25%, 9/02/13 ............................................................   2,425,000      2,511,791
    8.25%, 9/02/14 ............................................................   2,620,000      2,713,429
 Sacramento City Financing Authority Revenue,
    Capital Improvement, 5.625%, 6/01/30 ......................................   6,000,000      6,557,160
    Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 .............  26,250,000     27,391,875
    Series 1991, 6.60%, 11/01/05 ..............................................   1,300,000      1,318,044
    Series 1991, 6.70%, 11/01/11 ..............................................     920,000        932,834
 Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured,
  5.00%, 7/01/30 ..............................................................   5,250,000      5,501,318
 Sacramento County Airport System Revenue, Series A, MBIA Insured,
  5.90%, 7/01/24 ..............................................................   6,875,000      7,559,475
 Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory,
  AMBAC Insured, 6.40%,
    10/01/19 ..................................................................  11,000,000     12,257,080
    10/01/24 ..................................................................  29,500,000     32,840,285
 Sacramento County Sanitation District Financing Authority Revenue,
  AMBAC Insured, 5.625%, 12/01/30 .............................................   5,000,000      5,545,250
 Sacramento MUD Revenue, Refunding, Series P, FSA Insured, 5.00%, 8/15/23 .....   7,000,000      7,347,200
 Sacramento MUD, Electric Revenue,
    Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 ........................  10,000,000     10,382,000
    Series J, AMBAC Insured, 5.60%, 8/15/24 ...................................  10,215,000     11,127,710
    Series N, MBIA Insured, 5.00%, 8/15/28 ....................................  34,000,000     35,533,400
    sub. lien, Refunding, 8.00%, 11/15/10 .....................................  16,110,000     16,203,760
 Sacramento Regional Transit District COP, Series A, 6.375%,
    3/01/04 ...................................................................   1,000,000      1,030,750
    3/01/05 ...................................................................   1,100,000      1,133,825
 Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 .................   6,000,000      6,231,780
 Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
  Refunding, FSA Insured, 5.25%, 9/01/28 ......................................   6,800,000      7,211,604
 San Bernardino 1915 Act, AD No. 961, Refunding,
    7.65%, 9/02/03 ............................................................     920,000        941,537
    7.70%, 9/02/04 ............................................................     990,000      1,033,738
    7.75%, 9/02/05 ............................................................   1,065,000      1,102,158
 San Bernardino County COP,
    Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ...............  15,045,000     15,069,975
    Medical Center Financing Project, Refunding, MBIA Insured, 5.00%,
  8/01/28 .....................................................................  55,065,000     56,943,818
    Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 ..........  40,830,000     43,577,042
    West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 .......   9,275,000     10,183,486
 San Bernardino County Housing Authority MFMR, Rancho Meridian,
  GNMA Secured, 6.75%, 4/20/41 ................................................   6,920,000      7,837,730
 San Bernardino County SFMR,
    GNMA Secured, 7.50%, 12/01/07 .............................................     145,000        150,036
    GNMA Secured, 7.65%, 6/01/23 ..............................................     785,000        808,526
    Series A, GNMA Secured, 6.20%, 5/01/21 ....................................     395,000        418,190
    Series B, 5.40%, 5/01/25 ..................................................     275,000        282,659
 San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall
  Project, Refunding, MBIA Insured, 5.70%, 1/01/23 ............................   6,315,000      6,961,909

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 San Bernardino Joint Powers Financing Authority Revenue COP, Police Station
  Financing Project, Pre-Refunded, 6.60%, 4/01/20 ............................. $ 4,715,000    $ 5,454,406
 San Bernardino Joint Powers Financing Authority Revenue,
  Tax Allocation, Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ...........  19,915,000     21,806,527
 San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%,
  8/01/37 .....................................................................   8,465,000      8,835,259
 San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ...........................  24,000,000     24,818,400
 San Diego County Regional Transportation Commission Sales Tax
  Revenue, Series A, ETM, 6.00%, 4/01/08 ......................................   1,250,000      1,277,600
 San Diego County Water Authority Water Revenue COP, Series A,
  MBIA Insured, 5.00%, 5/01/25 ................................................  12,440,000     13,119,348
 San Diego IDR, San Diego Gas and Electric Co. Project, Series A,
  6.40%, 9/01/18 ..............................................................  19,800,000     20,253,618
 San Diego Public Facilities Financing Authority Sewer Revenue,
    Series A, FGIC Insured, 5.25%, 5/15/27 ....................................  21,750,000     22,859,250
    Series B, FGIC Insured, 5.25%, 5/15/22 ....................................   5,200,000      5,480,852
 San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A,
  FSA Insured, 6.00%, 11/01/15 ................................................   5,000,000      5,805,000
 San Diego USD, GO,
    Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ..................  15,000,000     15,742,350
    Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ..................   6,975,000      7,269,903
 San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities,
  Refunding, FGIC Insured, 5.00%, 3/01/20 .....................................   5,000,000      5,020,900
 San Francisco BART, District Sales Tax Revenue, FGIC Insured, 5.50%,
  7/01/34 .....................................................................  11,790,000     12,923,137
 San Francisco City and County Airport Commission International Airport Revenue,
    Issue 6, AMBAC Insured, 6.50%, 5/01/18 ....................................   2,500,000      2,702,175
    Issue 6, AMBAC Insured, 6.60%, 5/01/24 ....................................  13,250,000     14,279,393
    Issue 9A, FGIC Insured, 5.90%, 5/01/25 ....................................  46,415,000     49,858,529
    Issue 12A, Second Series, 5.90%, 5/01/26 ..................................  45,000,000     48,415,500
    Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ....................  24,635,000     25,615,473
    Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 .....................  20,500,000     21,098,190
 San Francisco City and County Airports Commission International Airport
  Revenue, Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/32 ........  28,790,000     29,746,404
    Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 ....................  10,000,000     10,461,600
 San Francisco City and County COP, San Francisco Courthouse Project,
  FSA Insured, 5.875%, 4/01/21 ................................................   2,810,000      3,069,223
 San Francisco City and County Public Utilities Commission Water Revenue,
  Refunding, Series A, 6.50%, 11/01/09 ........................................   4,000,000      4,096,640
    MBIA Insured, 5.00%, 11/01/25 .............................................  14,155,000     14,898,704
 San Francisco City and County RDA,
    Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ............................     315,000        347,117
    Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ..............   9,100,000     10,138,856
    Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn.
  to 7/01/02, 8.50% thereafter, 7/01/14 .......................................  46,000,000     52,305,680
    Lease Revenue, George R. Moscone Center, Refunding, Series 1992,
  .50%, 7/01/18 ...............................................................  22,170,000     22,249,147
    Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 .......   5,645,000      5,649,911
 San Gabriel Valley Schools Financing Authority Revenue,
    Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 ....................   4,145,000      4,318,054
    Pomona USD Financing, 5.80%, 2/01/26 ......................................   5,150,000      5,409,406
 San Joaquin County COP, General Hospital Project, Pre-Refunded,
  6.625%, 9/01/20 .............................................................  36,500,000     39,010,470
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
    Refunding, Series A, 5.50%, 1/15/28 ....................................... 247,300,000    240,373,127
    Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .........................  21,200,000     22,469,456

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (cont.)
    Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ........................$ 85,500,000  $  91,034,415
    senior lien, 5.00%, 1/01/33 ...............................................  82,040,000     75,008,352
    senior lien, Pre-Refunded, 7.00%, 1/01/30 .................................  85,535,000     88,456,020
    senior lien, Pre-Refunded, 6.75%, 1/01/32 .................................  64,320,000     66,477,936
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter,
  1/01/09 .....................................................................  21,585,000     27,519,364
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter,
  1/01/10 .....................................................................  10,745,000     13,725,556
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter,
  1/01/11 .....................................................................  20,935,000     26,793,660
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter,
  1/01/12 .....................................................................  25,215,000     32,333,447
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter,
  1/01/13 .....................................................................  27,350,000     35,071,179
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter,
  1/01/14 .....................................................................   7,470,000      9,597,157
    senior lien, Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter,
  1/01/15 .....................................................................  60,155,000     77,284,738
 San Jose Airport Revenue, Refunding,
    MBIA Insured, 5.75%, 3/01/16 ..............................................  13,600,000     13,826,032
    Series A, FGIC Insured, 5.00%, 3/01/31 ....................................  10,500,000     10,946,040
 San Jose Financing Authority Lease Revenue, MBIA Insured, 5.00%,
    9/01/21 ...................................................................  14,045,000     14,765,930
    9/01/22 ...................................................................  14,730,000     15,375,174
 San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility,
  Series A, AMBAC Insured, 5.00%, 9/01/24 .....................................   5,000,000      5,241,550
 San Jose RDA,
    MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 .............   7,110,000      7,376,198
    Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured,
  5.85%, 8/01/27 ..............................................................   7,325,000      7,737,178
    Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 .........   7,000,000      7,387,100
    Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured,
  5.00%, 8/01/26 ..............................................................  15,000,000     15,630,000
    Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured,
  5.00%, 8/01/31 ..............................................................   2,000,000     2,071,180
    Tax Allocation, Merged Area Redevelopment Project, MBIA Insured,
  5.00%, 8/01/21 ..............................................................  35,235,000     36,320,590
    Tax Allocation, Merged Area Redevelopment Project, MBIA Insured,
  5.625%, 8/01/28 .............................................................  24,135,000     26,541,018
    Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured,
  5.00%, 8/01/20 ..............................................................  35,665,000     36,820,189
 San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
    8/01/24 ...................................................................   9,200,000      9,681,068
    8/01/27 ...................................................................   9,150,000      9,606,036
 San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ..........................      55,000         63,983
 San Marcos PFAR, Series A, 6.25%, 9/02/22 ....................................  25,000,000     26,580,750
 San Marcos Public Facilities Authority Revenue,
    Refunding, 5.80%, 9/01/18 .................................................   4,750,000      5,116,510
    Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 ......   5,340,000      6,016,525
    Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 ......   8,035,000      9,080,193
    Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 ..........  13,000,000     13,487,370
 San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 ...   5,000,000      5,789,750
 San Mateo County Joint Powers Authority Lease Revenue, Capital Projects,
  Refunding, Series A, FSA Insured, 5.00%, 7/15/29 ............................  17,500,000     18,197,375
 San Mateo RDA, Tax Allocation,
    5.60%, 8/01/25 ............................................................  10,185,000     10,832,766
    Merged Area, Series A, 5.70%, 8/01/27 .....................................   6,330,000      6,832,602
 San Mateo Unified High School District GO, Election of 2000, Series A, FGIC
  Insured, 5.00%, 9/01/25 .....................................................  13,865,000     14,524,281


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured,
  6.25%, 12/01/19 ............................................................. $ 3,500,000   $  3,872,890
 San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment,
  Refunding, FGIC Insured, 6.45%, 12/01/17 ....................................   6,740,000      6,927,979
 San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 .....   1,730,000      1,785,516
 San Ramon PFA, Tax Allocation Revenue,
    MBIA Insured, 5.30%, 2/01/28 ..............................................  18,360,000     19,526,227
    Pre-Refunded, 6.90%, 2/01/24 ..............................................   6,140,000      6,878,826
    Refunding, 6.90%, 2/01/24 .................................................   6,910,000      7,440,204
 San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding,
  6.00%, 7/01/19 ..............................................................   6,275,000      6,554,112
 San Ramon Valley USD, COP, Refunding, 7.55%, 2/01/04 .........................   2,885,000      2,943,883
 Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC
  Insured, 6.125%, 6/01/16 ....................................................   2,070,000      2,168,284
 Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...   5,000,000      5,272,600
 Santa Barbara COP, Harbor Project, Refunding, 6.75%, 10/01/27 ................   8,090,000      8,251,800
 Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
  6.25%, 11/15/20 .............................................................   5,605,000      5,827,462
 Santa Barbara SFMR, GNMA Secured, 7.65%, 10/01/23 ............................     130,000        134,139
 Santa Clara County Financing Authority Lease Revenue, Valley Medical Center
 Facilities Replacement Project, Series A, AMBAC Insured, Pre-Refunded,
  6.75%, 11/15/20 .............................................................  13,000,000     14,712,490
 Santa Clara Housing Authority MFHR,
    Arastradero Park Apartments Project, Series A, GNMA Secured,
  6.65%, 5/20/35 ..............................................................   6,465,000      6,864,343
    Elana Gardens Apartments Project, Series A, GNMA Secured,
  6.40%, 6/20/35 ..............................................................   5,625,000      5,901,750
    Sierra Vista I Apartments Project, Series A, GNMA Secured,
  6.65%, 6/20/35 ..............................................................   3,860,000      4,103,141
 Santa Clara USD, COP, 5.375%, 7/01/31 ........................................   7,575,000      8,031,318
 Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A,
  MBIA Insured, 5.00%, 6/01/23 ................................................   7,325,000      7,681,288
 Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ..................   5,105,000      5,310,578
 Santa Cruz City School District COP, Education Center Financing Project,
  Pre-Refunded, 7.00%, 5/01/24 ................................................   3,150,000      3,491,177
 Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured,
  7.75%, 7/01/23 ..............................................................   9,230,000      9,251,598
 Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .........     480,000        487,051
 Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
  AMBAC Insured, 6.00%, 7/01/29 ...............................................  13,110,000     14,904,235
 Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
  Facility Project, Series A,
    5.95%, 1/01/11 ............................................................   1,880,000      2,119,963
    6.05%, 1/01/17 ............................................................   5,135,000      5,777,902
 Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded,
  7.40%, 11/01/12 .............................................................   3,465,000      3,551,105
 South Gate PFAR, Tax Allocation, Redevelopment Project No. 1,
    AMBAC Insured, 5.875%, 9/01/24 ............................................   8,505,000      8,924,892
    Refunding, 6.10%, 9/01/03 .................................................   9,475,000      9,643,181
 South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities
  Project, 6.50%, 2/15/14 .....................................................   4,500,000      4,811,355
 South Orange County PFA, Special Tax Revenue,
    Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 .....................   5,000,000      5,394,650
    senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 ............  18,850,000     19,972,141
 Southern California HFA, SFMR,
    GNMA Secured, 7.625%, 10/01/22 ............................................   1,165,000      1,166,130
    Series A, GNMA Secured, 6.75%, 9/01/22 ....................................     265,000        267,684
 Southern California Public Power Authority Power Project Revenue,
    6.75%, 7/01/13 ............................................................  10,000,000     12,837,100
    Multi-Purpose Projects, 6.00%, 7/01/18 ....................................  29,645,000     29,765,359
    San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 ...........   5,790,000      5,803,317

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Southern California Public Power Authority Transmission Project Revenue,
  Southern Transmission Project, 6.125%, 7/01/18 .............................. $ 1,135,000   $  1,171,263
 Stockton COP, Essential Services Building Parking Facility,
    5.875%, 8/01/23 ...........................................................   2,295,000      2,478,646
    6.00%, 8/01/31 ............................................................   6,585,000      7,167,707
 Stockton East Water District COP, 1990 Project, Series B, 7.45%, 4/01/05 .....  28,575,000     81,482,470
 Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A,
  MBIA Insured, 5.50%, 6/01/23 ................................................   5,000,000      5,216,200
 Stockton Port District Port Facilities Revenue, Refunding and Improvement,
  Series A, FSA Insured, 5.95%, 7/01/17 .......................................   5,095,000      5,843,252
 Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured,
  5.20%, 9/01/29 ..............................................................  19,160,000     20,186,976
 Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ....   9,110,000      9,499,635
 Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ............   2,105,000      2,231,005
 Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project,
  Refunding, MBIA Insured,
    6.00%, 10/01/18 ...........................................................   3,285,000      3,478,815
    5.90%, 10/01/23 ...........................................................   3,255,000      3,430,868
 Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .............   7,990,000      8,092,512
 Temecula Valley USD,
    Series D, FGIC Insured, 6.00%, 9/01/14 ....................................   1,250,000      1,297,888
    Series D, FGIC Insured, 6.125%, 9/01/19 ...................................   3,110,000      3,230,761
    Series E, FSA Insured, 6.35%, 9/01/19 .....................................   5,460,000      6,176,243
 Thousand Oaks RDA,
    MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%,
  11/01/27 ....................................................................   7,530,000      7,904,015
    Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
  MBIA Insured, 5.375%, 12/01/25 ..............................................  24,485,000     25,981,278
 Thousand Oaks SFHMR,
    Capital Appreciation, Series A, GNMA Secured, 8.00%, 9/01/23 ..............      29,000         74,033
    Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 ........................      10,000         10,076
 Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
  5.375%, 6/01/41 .............................................................  30,250,000     28,719,048
 Tobacco Securitization Authority Northern California Tobacco Settlement
 Revenue, Asset Back Bonds, Series B,
    4.375%, 6/01/21 ...........................................................   5,990,000      5,977,601
    5.00%, 6/01/28 ............................................................  17,390,000     17,264,444
 Tobacco Securitization Authority Southern California Tobacco Settlement
  Revenue, Asset Backed Bonds,
    Senior, Series A, 5.50%, 6/01/36 ..........................................  80,500,000     79,279,620
    Senior, Series A, 5.625%, 6/01/43 ......................................... 123,165,000    121,315,062
    Subordinate, Series B, 6.00%, 6/01/43 .....................................  63,635,000     63,767,361
 Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
  5.25%, 6/01/31 ..............................................................   9,800,000      9,502,766
 Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
  5.50%, 6/01/31 ..............................................................   4,385,000      4,561,277
 Trabuco Canyon PFA, Special Tax Revenue, Refunding,
    Series A, FSA Insured, 6.00%, 10/01/10 ....................................  13,775,000     16,780,567
    Series A, FSA Insured, 6.10%, 10/01/15 ....................................  13,220,000     16,673,328
    Series C, FSA Insured, 6.00%, 7/01/12 .....................................   3,040,000      3,761,970
    Series C, FSA Insured, 6.10%, 7/01/19 .....................................   5,215,000      6,505,400
 Tracy CFD Special Tax, No. 98-1 Plan C Properties,
    5.875%, 8/01/23 ...........................................................   6,385,000      6,582,424
    6.00%, 8/01/26 ............................................................   8,280,000      8,534,113
 Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
  5.125%, 10/01/27 ............................................................   5,000,000      5,252,400
 Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured,
  5.625%, 2/15/17 .............................................................   5,000,000      5,490,650
 Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project,
  Refunding, 7.50%, 1/01/17 ...................................................  42,885,000     44,295,059

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
    6.60%, 4/01/11 ............................................................ $ 2,565,000   $  2,665,728
    6.75%, 4/01/23 ............................................................   4,000,000      4,140,400
 Tulare Local Health Care District Health Facilities Revenue, 5.20%,
  12/01/21 ....................................................................   4,455,000      4,657,703
 Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 .......................   8,645,000     10,716,169
 Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
  AMBAC Insured, 5.75%, 10/01/33 ..............................................   5,250,000      5,848,920
 University of California COP, UCLA Center Chiller/Cogeneration Project,
  Refunding,
    5.50%, 11/01/17 ...........................................................  13,940,000     14,637,697
    5.60%, 11/01/20 ...........................................................  14,880,000     15,648,701
 University of California Revenue,
    Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ..............   5,000,000      5,201,800
    Series O, FGIC Insured, 5.25%, 9/01/34 ....................................  61,235,000     65,365,913
 University of California Revenues,
    Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23                  12,500,000
12,746,875
    Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 ............  20,575,000     21,337,098
    Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 ............  62,940,000     64,994,991
    U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 ..................  44,385,000     49,155,500
 Upland COP,
    Refunding, Mortgage Insured, 5.50%, 1/01/07 ...............................   4,935,000      5,335,031
    San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .................  11,210,000     12,586,588
 Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .................................   5,390,000      5,119,099
 Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%,
  5/01/19 .....................................................................   2,395,000      2,405,466
 Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
  Refunding, Series A, FSA Insured, 6.125%,
    9/01/19 ...................................................................   2,405,000      2,546,318
    9/01/24 ...................................................................   3,245,000      3,425,584
 Virgin Islands PFAR, senior lien,
    Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................   7,000,000      7,122,150
    Refunding, Series A, 5.50%, 10/01/14 ......................................   3,865,000      4,110,350
 Vista Community Development Commission Tax Allocation Revenue, Vista
  Redevelopment Project Area,
 5.875%, 9/01/37 ..............................................................   5,000,000      5,333,150
 Vista Community Development Commission Tax Allocation Revenue, Vista
  Redevelopment Project Area,
 MBIA Insured, 5.50%, 9/01/23 .................................................  11,810,000     12,630,559
 Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 ....   3,675,000      3,754,637
 Washington Township Hospital District Revenue,
    AMBAC Insured, 5.25%, 7/01/23 .............................................   5,000,000      5,147,050
    HealthCare District Revenue, 5.25%, 7/01/29 ...............................   6,500,000      6,645,795
 Watsonville Insured Hospital Revenue, Watsonville Community Hospital,
  Series A, Pre-Refunded, 6.30%, 7/01/15 ......................................   3,990,000      4,594,804
    6.35%, 7/01/24 ............................................................   5,435,000      6,266,120
 Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project,
  6.30%, 8/01/06 ..............................................................   1,745,000      1,771,175
 West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
  Series A, AMBAC Insured,
 5.50%, 8/01/22 ...............................................................   4,000,000      4,348,960
 West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..................   6,250,000      6,502,188
 Westlands Water District Revenue COP, 5.00%, 9/01/26 .........................  13,150,000     13,874,039
 Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
    5.60%, 6/01/22 ............................................................  13,000,000     13,691,990
    5.75%, 6/01/31 ............................................................  28,000,000     29,391,600


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 William S. Hart Joint School Financing Authority Special Tax Revenue,
  Community Facilities, Refunding, FSA Insured, 6.50%, 9/01/14 ................ $ 4,000,000 $    4,575,840
                                                                                            ---------------
 TOTAL BONDS ..................................................................              12,725,130,762
                                                                                            ---------------
 ZERO COUPON/STEP-UP BONDS 10.8%
 Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvement Project,
  Series C, FSA Insured,
    9/01/24 ...................................................................  26,855,000       8,984,877
    9/01/26 ...................................................................   9,430,000       2,841,636
    9/01/27 ...................................................................  22,860,000       6,535,674
    9/01/28 ...................................................................   8,425,000       2,284,860
    9/01/32 ...................................................................  13,665,000       3,020,922
    9/01/33 ...................................................................  37,070,000       7,792,114
 Anaheim Public Financing Authority Lease Revenue, Capital Appreciation,
  Public Improvement Projects,
 Series C, FSA Insured, 9/01/34 ...............................................  12,485,000       2,495,127
 Anaheim UHSD GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 ........   8,570,000       2,593,282
 Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
    2/01/03 ...................................................................     570,000         567,304
    2/01/04 ...................................................................     575,000         562,960
    2/01/05 ...................................................................     585,000         562,138
 Beaumont USD, COP, Series A, FSA Insured,1/01/29 .............................   6,835,000       6,842,450
 California Educational Facilities Authority Revenue,
    Loyola Marymount University, MBIA Insured, 10/01/32 .......................   8,435,000       1,597,505
    Loyola Marymount University, MBIA Insured, 10/01/33 .......................   8,435,000       1,497,803
    Loyola Marymount University, MBIA Insured, 10/01/34 .......................   8,435,000       1,404,343
    Loyola Marymount University, MBIA Insured, 10/01/35 .......................   8,435,000       1,316,704
    Loyola Marymount University, MBIA Insured, 10/01/36 .......................   8,435,000       1,234,462
    Loyola Marymount University, MBIA Insured, 10/01/37 .......................   8,435,000       1,157,451
    Loyola Marymount University, MBIA Insured, 10/01/38 .......................   8,435,000       1,085,163
    Loyola Marymount University, MBIA Insured, 10/01/39 .......................   8,435,000       1,017,430
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/26 ............   7,620,000       2,286,610
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/27 ............   7,365,000       2,096,889
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/28 ............   4,120,000       1,112,647
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 ............   5,685,000       1,384,411
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/31 ............   7,615,000       1,763,177
    Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 ............   7,615,000       1,676,442
    Santa Clara University, AMBAC Insured, 9/01/26 ............................   5,800,000       1,747,772
 California Health Facilities Financing Authority Revenue, Kaiser Permanente,
  Series A, ETM, 10/01/11 .....................................................  13,970,000       9,800,654
 California HFAR,
    AMT Home Mortgage, Series K, MBIA Insured, 2/01/33 ........................  30,810,000       5,018,641
    Capital Appreciation, Home Mortgage, Series T, MBIA Insured, 8/01/32 ......  31,830,000       6,327,804
    Capital Appreciation, Series G, MBIA Insured, 2/01/30 .....................  23,725,000       5,088,064
    Home Mortgage, Capital Appreciation, Series A, 8/01/16 ....................     575,000         144,337
    Home Mortgage, Series B, MBIA Insured, 2/01/30 ............................  90,610,000      20,705,291
    Home Mortgage, Series F, MBIA Insured, 2/01/30 ............................  14,440,000       3,295,641
    Home Mortgage, Series I, FSA Insured, 8/01/21 .............................  26,645,000       9,540,509
    Home Mortgage, Series N, AMBAC Insured, 8/01/31 ...........................  80,350,000      56,045,732
    Home Mortgage, Series Q, AMBAC Insured, 2/01/33 ...........................  54,820,000      10,028,223


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 California HFAR, (cont.)
    Series B, FSA Insured, 8/01/31 ............................................$ 13,865,000   $  2,852,169
    Series E, MBIA Insured, 2/01/32 ...........................................  29,535,000      5,396,635
    Series E, MBIA Insured, 2/01/21 ...........................................   9,500,000      3,590,525
    Series G, 8/01/22 .........................................................  52,350,000     16,809,062
    Series G, 2/01/33 .........................................................  45,000,000      7,375,500
 California State GO,
    Principal Eagles II, Series 3, 3/01/09 ....................................   7,500,000      6,149,775
    Principal Eagles II, Series 4, 6/01/06 ....................................  10,000,000      9,220,200
    Principal Eagles II, Series 6, 3/01/09 ....................................   5,000,000      4,099,850
    Principal M-Raes, Series 8, 4/01/09 .......................................   9,000,000      7,360,740
 California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care,
  Refunding, ETM,
    8/01/09 ...................................................................   6,450,000      5,259,782
    8/01/10 ...................................................................   6,745,000      5,236,616
    8/01/11 ...................................................................   3,115,000      2,301,144
 Campbell USD, Series B, FGIC Insured,
    8/01/20 ...................................................................   5,000,000      2,165,200
    8/01/21 ...................................................................   6,280,000      2,547,545
 Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ..   6,810,000      4,056,989
 Contra Costa Home Mortgage Finance Authority HMR,
    Mandatory Sinking Fund, MBIA Insured, Pre-Refunded, 9/01/17 ...............  47,455,000     15,377,473
    MBIA Insured, Pre-Refunded, 9/01/17 .......................................  10,770,000      2,969,289
 Contra Costa School Financing Authority Revenue, Capital Appreciation,
  Antioch USD Community, Series B, 9/01/07 ....................................     830,000        677,396
 El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
    8/01/16 ...................................................................   2,050,000      1,049,026
    8/01/22 ...................................................................  11,485,000      4,002,063
    8/01/27 ...................................................................  11,495,000      2,984,792
 Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
    12/01/19 ..................................................................   2,775,000      1,191,446
    12/01/20 ..................................................................   2,765,000      1,120,433
    12/01/21 ..................................................................   4,195,000      1,594,226
    12/01/22 ..................................................................   4,195,000      1,503,908
    12/01/23 ..................................................................   4,195,000      1,411,785
    12/01/24 ..................................................................   4,200,000      1,329,048
    12/01/25 ..................................................................   6,355,000      1,904,975
    12/01/26 ..................................................................   6,355,000      1,804,121
    12/01/27 ..................................................................   6,355,000      1,708,351
    12/01/28 ..................................................................   6,355,000      1,638,065
 Foothill/Eastern Corridor Agency Toll Road Revenue,
    Capital Appreciation, Refunding, 1/15/25 ..................................  57,000,000     15,703,500
    Capital Appreciation, Refunding, 1/15/30 ..................................  98,460,000     20,233,530
    Capital Appreciation, Refunding, 1/15/31 ..................................  14,635,000      2,791,187
    Capital Appreciation, Refunding, 1/15/34 .................................. 100,000,000     15,877,000
    Capital Appreciation, Refunding, 1/15/36 .................................. 182,160,000     25,597,123
    Capital Appreciation, Refunding, 1/15/38 .................................. 160,560,000     20,010,593

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
    Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ....................$ 51,180,000  $  18,018,943
    Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .................... 170,615,000     22,577,483
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter,
  1/15/20 .....................................................................  49,500,000     34,440,615
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
  1/15/27 .....................................................................  80,835,000     55,796,359
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
  1/15/28 .....................................................................  80,500,000     55,169,065
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
  1/15/29 ..................................................................... 112,230,000     76,730,529
    Capital Appreciation, senior lien, Series A, ETM, 1/01/22 .................  30,835,000     12,330,300
    Capital Appreciation, senior lien, Series A, ETM, 1/01/23 .................   5,765,000      2,159,338
    Capital Appreciation, senior lien, Series A, ETM, 1/01/24 .................  72,045,000     25,547,877
    Capital Appreciation, senior lien, Series A, ETM, 1/01/28 .................   2,000,000        574,900
    Convertible Capital Appreciation, Refunding, 1/15/23 ......................  10,000,000      6,926,400
    Convertible Capital Appreciation, Refunding, 1/15/26 ......................  30,000,000     20,633,400
    Convertible Capital Appreciation, Refunding, 1/15/32 ...................... 100,000,000     17,932,000
    Convertible Capital Appreciation, Refunding, 1/15/33 ...................... 132,460,000     22,373,819
    Convertible Capital Appreciation, Refunding, 1/15/35 ......................  20,000,000      2,990,600
    Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn.
  to 1/01/05, 7.05% thereafter, 1/01/09 .......................................  10,000,000     10,827,300
    Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded,
  zero cpn. to 1/01/05, 7.15% thereafter, 1/01/14 .............................   5,500,000      6,225,615
    senior lien, Series A, ETM, 1/01/25 .......................................  20,660,000      6,947,132
    senior lien, Series A, ETM, 1/01/26 .......................................  23,475,000      7,482,187
    senior lien, Series A, ETM, 1/01/27 .......................................  15,000,000      4,540,800
    senior lien, Series A, ETM, 1/01/29 .......................................  35,310,000      9,636,099
    senior lien, Series A, Pre-Refunded, 1/01/12 ..............................   8,000,000      9,038,240
 Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B,
  MBIA Insured, 1/15/19 .......................................................   6,360,000      2,919,304
 Los Angeles Convention and Exhibition Center Authority COP, Series 1985,
  ETM, 12/01/05 ...............................................................  26,750,000     25,261,095
 Modesto High School District Stanislaus County GO,
    Capital Appreciation, Series A, FGIC Insured, 8/01/21 .....................   9,660,000      3,918,676
    Capital Appreciation, Series A, FGIC Insured, 8/01/23 .....................  10,815,000      3,858,684
    Capital Appreciation, Series A, FGIC Insured, 5/01/27 .....................  12,770,000      3,712,622
 New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .....  14,700,000      5,025,783
 Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to 12/01/04,
 5.50% thereafter, 12/01/29 ...................................................   3,255,000      3,086,489
 Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ....   4,090,000      1,737,105
 Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ............................  19,095,000      6,869,235
 Rancho Water District Financing Authority Revenue, AMBAC Insured,
    8/15/16 ...................................................................   8,605,000      4,770,268
    8/15/17 ...................................................................  13,605,000      7,071,879
    8/15/18 ...................................................................  13,605,000      6,663,185
 Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ..............................  13,985,000      6,502,046
 Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
  Hospital Project, MBIA Insured,  6/01/23 ....................................  14,160,000      5,042,801
    6/01/24 ...................................................................  13,005,000      4,359,536
 Riverside County Board of Education COP, Capital Appreciation Financing
  Projects, Series A, 11/01/05 ................................................   1,250,000      1,174,661


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 Riverside County SFMR, Capital Appreciation Mortgage,
    Series A, GNMA Secured, ETM, 9/01/14 ......................................$ 20,220,000  $  12,958,995
    Series A, GNMA Secured, ETM, 11/01/20 .....................................  25,055,000     10,875,875
    Series B, GNMA Secured, ETM, 6/01/23 ......................................  26,160,000      9,410,795
 Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
    9/01/08 ...................................................................   3,660,000      3,132,555
    9/01/09 ...................................................................   4,100,000      3,355,645
    9/01/10 ...................................................................   4,595,000      3,582,810
    9/01/11 ...................................................................   5,145,000      3,809,870
    9/01/12 ...................................................................   5,760,000      4,064,025
    9/01/16 ...................................................................  33,960,000     18,790,405
 Roseville City School District GO, Capital Appreciation, Series A,
    8/01/11 ...................................................................   3,115,000      2,293,170
    8/01/17 ...................................................................  30,770,000     15,778,855
 Roseville Joint UHSD, Capital Appreciation, Series A,
    8/01/10 ...................................................................   1,820,000      1,406,475
    8/01/11 ...................................................................   1,965,000      1,440,305
    8/01/17 ...................................................................  18,155,000      9,298,265
 San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
    7/01/21 ...................................................................  12,160,000      4,952,525
    7/01/22 ...................................................................   8,440,000      3,214,035
    7/01/23 ...................................................................  11,120,000      3,983,850
 San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
 Capital Appreciation,
    7/01/05 ...................................................................  12,820,000     12,145,155
    7/01/06 ...................................................................  11,320,000     10,418,020
    7/01/07 ...................................................................   4,570,000      4,046,640
    7/01/08 ...................................................................   7,785,000      6,616,935
    Pre-Refunded, 7/01/16 .....................................................  16,300,000      5,737,435
    Pre-Refunded, 7/01/17 .....................................................  16,300,000      5,279,405
    Pre-Refunded, 7/01/18 .....................................................  16,300,000      4,857,725
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
    ETM, 1/01/25 ..............................................................   5,700,000      1,916,680
    ETM, 1/01/28 ..............................................................  33,545,000      9,642,510
    ETM, 1/01/29 ..............................................................  37,050,000     10,110,945
    Refunding, Series A, 1/15/16 ..............................................  19,500,000     14,919,060
    Refunding, Series A, 1/15/17 ..............................................  17,000,000     13,004,490
    Refunding, Series A, 1/15/18 ..............................................  60,000,000     45,723,600
    Refunding, Series A, 1/15/19 ..............................................  57,000,000     43,455,090
    Refunding, Series A, 1/15/20 ..............................................  80,000,000     60,758,400
    Refunding, Series A, 1/15/22 ..............................................  90,000,000     67,963,500
    Refunding, Series A, 1/15/23 ..............................................  80,000,000     60,085,600
    Refunding, Series A, 1/15/24 ..............................................  80,000,000     59,751,200
 San Mateo UHSD GO, Capital Appreciation Election of 2000, Series B,
  FGIC Insured, 9/01/22 .......................................................   5,000,000      1,888,600
 Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC
  Insured, 8/01/27 ............................................................  21,000,000     20,140,050

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 Southern California Public Power Authority Power Project Revenue, Refunding,
  Series A, AMBAC Insured,
    7/01/11 ...................................................................$ 12,000,000 $     8,936,040
    7/01/12 ...................................................................  16,890,000      11,987,000
    7/01/13 ...................................................................  16,000,000      10,733,920
 Stockton East Water District COP, Refunding, Series B, 4/01/16 ............... 103,885,000      54,056,560
                                                                                            ---------------
 TOTAL ZERO COUPON/STEP-UP BONDS ..............................................               1,597,753,496
                                                                                            ---------------
 TOTAL LONG TERM INVESTMENTS (COST $13,327,285,683) ...........................              14,322,884,258
                                                                                            ---------------
bSHORT TERM INVESTMENTS 1.8%
  California HFAR, MFH, Series D, Daily VRDN and Put, 2.00%, 2/01/31 ..........   4,605,000       4,605,000
 California PCFA, PCR, Shell Oil Co. Project, Refunding, Series A,
  Daily VRDN and Put,
    1.80%, 10/01/07 ...........................................................   2,300,000       2,300,000
    1.80%, 10/01/10 ...........................................................   1,000,000       1,000,000
 California Statewide CDA Revenue, COP, Sutter Health Obligated Group, AMBAC
  Insured, Daily VRDN and Put, 1.85%, 7/01/15 .................................  16,300,000      16,300,000
 Irvine 1915 Act, Special Assessment,
    AD No. 00-18, Series A, Daily VRDN and Put, 1.85%, 9/02/26 ................   3,000,000       3,000,000
    AD No. 87-8, Daily VRDN and Put, 1.85%, 9/02/24 ...........................   6,470,000       6,470,000
    AD No. 93-14, Daily VRDN and Put, 1.80%, 9/02/25 ..........................   3,000,000       3,000,000
    AD No. 94-15, Daily VRDN and Put, 1.85%, 9/02/20 ..........................   5,216,000       5,216,000
    AD No. 97-13, Daily VRDN and Put, 1.85%, 9/02/23 ..........................   2,100,000       2,100,000
    AD No. 97-16, Daily VRDN and Put, 1.85%, 9/02/22 ..........................   3,207,000       3,207,000
 Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put,
  1.80%, 8/01/16 ..............................................................   1,900,000       1,900,000
 Irvine Ranch Water District GO,
    ID No. 284, Series A, Daily VRDN and Put, 1.80%, 11/15/13 .................     700,000         700,000
    Nos. 105, 140, 240 and 250, Daily VRDN and Put, 1.80%, 1/01/21 ............  18,570,000      18,570,000
 Irvine Ranch Water District Revenue,
    Joint Powers Agency, Consolidated Bonds, DATES, Series C, Daily VRDN and Put,
  1.85%, 10/01/10 .............................................................   2,700,000       2,700,000
    Nos. 140, 105, and  250, Daily VRDN and Put, 1.85%, 4/01/33 ...............   3,600,000       3,600,000
 Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding,
  Second Series A, MBIA Insured, Weekly VRDN and Put, 1.55%, 7/01/20 ..........  37,800,000      37,800,000
 Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
  Weekly VRDN and Put, 1.80%, 7/01/35 .........................................   5,800,000       5,800,000
 Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 1.50%, 6/01/23 ...   6,000,000       6,000,000
    Refunding, Series B-1, Daily VRDN and Put, 1.80%, 7/01/35 .................   1,300,000       1,300,000
    Series C-1, Daily VRDN and Put, 1.95%, 7/01/36 ............................  35,250,000      35,250,000
 Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Daily VRDN and Put,
  1.75%, 10/01/22 .............................................................   3,600,000       3,600,000
 Orange County Sanitation Districts COP,
    Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put,
  1.85%, 8/01/16 ..............................................................   8,450,000       8,450,000

    Refunding, Series A, Daily VRDN and Put, 1.85%, 8/01/29 ...................   4,200,000       4,200,000
    Refunding, Series B, Daily VRDN and Put, 1.85%, 8/01/30 ...................  11,500,000      11,500,000
 Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical
  Center, Series A, Daily VRDN and Put, 1.75%, 1/01/26 ........................   3,300,000       3,300,000
 Sacramento County MFHR, Series C, Weekly VRDN and Put, 1.50%, 4/15/07 ........  11,400,000      11,400,000
 Sacramento County Sanitation District Financing Authority Revenue, Series C,
   Weekly VRDN and Put, 1.55%, 12/01/30 .......................................  17,500,000      17,500,000


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
bSHORT TERM INVESTMENTS (CONT.)

 San Diego County MFHR, Nationwide, Series C, Weekly VRDN
  and Put, 1.55%, 4/15/05 ..................................................... $ 5,700,000   $  5,700,000
 San Leandro MFR, Parkside Commons, Series A, Weekly VRDN and Put,
  1.55%, 7/15/18 ..............................................................   5,125,000      5,125,000
 Southern California Public Power Authority Transmission Project Revenue,
 Southern Transmission, Refunding, Series A, Weekly VRDN
  and Put, 1.55%, 7/01/23 .....................................................   9,600,000      9,600,000
 Stanislaus Waste to Energy Financing Agency Revenue, Solid
  Waste Facility, Ogden Martin Systems Project, Refunding,
  MBIA Insured, Weekly VRDN and Put, 1.55%, 1/01/10 ...........................  16,300,000     16,300,000
Sulphur Springs USD, COP, Bridge Funding Program, FSA Insured,
  Weekly VRDN and Put, 3/01/27 ................................................   5,000,000      5,000,000
                                                                                           ---------------
 TOTAL SHORT TERM INVESTMENTS (COST $262,493,000) .............................                262,493,000
 ..............................................................................            ---------------
 TOTAL INVESTMENTS (COST $13,589,778,683) 99.0% ...............................             14,585,377,258
 OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................                143,281,190
 ..............................................................................            ---------------
 NET ASSETS 100.0% ............................................................            $14,728,658,448
                                                                                           ===============

See glossary of terms on page 51.

a See Note 6 regarding defaulted securities.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.
50

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
HFR      - Home Financial Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue
ISD      - Independent School District
LLC      - Limited Liability Corporation
LP       - Limited Partnership
MAC      - Municipal Assistance Corporation
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Authority/Agency
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
RRMR     - Residential Rental Mortgage Revenue
SF       - Single Family
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFRMR    - Single Family Residential Mortgage Revenue
UHSD     - Unified High Scool District
USD      - Unified Scool District
VRDN     - Variable Rate Demand Note

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

Assets:
 Investments in securities:
  Cost .....................................................................    $13,589,778,683
                                                                                ===============
  Value ....................................................................     14,585,377,258
 Cash ......................................................................             99,018
 Receivables:
  Investment securities sold ...............................................             55,000
  Capital shares sold ......................................................         15,257,195
  Interest .................................................................        182,234,161
                                                                                ---------------
      Total assets .........................................................     14,783,022,632
                                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................         19,453,511
  Capital shares redeemed ..................................................         20,010,131
  Affiliates ...............................................................          8,885,620
  Shareholders .............................................................          6,014,922
                                                                                ---------------
      Total liabilities ....................................................         54,364,184
                                                                                ---------------
       Net assets, at value ................................................    $14,728,658,448
                                                                                ===============
Net assets consist of:
 Undistributed net investment income .......................................    $    27,383,463
 Net unrealized appreciation ...............................................        995,598,575
 Accumulated net realized gain .............................................          8,905,190
 Capital shares ............................................................     13,696,771,220
                                                                                ---------------
       Net assets, at value ................................................    $14,728,658,448
                                                                                ===============
CLASS A:
 Net asset value per share ($13,804,818,699 (DIVIDE) 1,863,096,125)(a) .....              $7.41
                                                                                ===============
 Maximum offering price per share ($7.41 (DIVIDE) 95.75%) ..................              $7.74
                                                                                ===============
CLASS B:
 Net asset value and maximum offering price per share
 ($382,137,104 (DIVIDE) 51,624,769)(a) .....................................              $7.40
                                                                                ===============
CLASS C:
 Net asset value per share ($527,628,201 (DIVIDE) 71,299,274)(a) ...........              $7.40
                                                                                ===============
 Maximum offering price per share ($7.40 (DIVIDE) 99.00%) ..................              $7.47
                                                                                ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
 ($14,074,444 (DIVIDE) 1,901,054) ..........................................              $7.40
                                                                                ===============


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

Investment income:
 Interest ..................................................................    $  391,182,095
                                                                                --------------
Expenses:
 Management fees (Note 3) ..................................................        31,818,338
 Distribution fees (Note 3)
  Class A ..................................................................         5,480,999
  Class B ..................................................................         1,119,945
  Class C ..................................................................         1,586,983
 Transfer agent fees (Note 3) ..............................................         2,096,327
 Custodian fees ............................................................            70,493
 Reports to shareholders ...................................................           146,547
 Registration and filing fees ..............................................            77,979
 Professional fees .........................................................            69,336
 Directors' fees and expenses ..............................................            63,312
 Other .....................................................................           169,063
                                                                                --------------
      Total expenses .......................................................        42,699,322
                                                                                --------------
       Net investment income ...............................................       348,482,773
                                                                                --------------
Realized and unrealized gains:
 Net realized gain from investments ........................................         9,347,379
 Net unrealized appreciation on investments ................................       701,365,624
                                                                                --------------
Net realized and unrealized gain ...........................................       710,713,003
                                                                                --------------
Net increase in net assets resulting from operations .......................    $1,059,195,776
                                                                                ==============


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2002

                                                                               SIX MONTHS ENDED                YEAR ENDED
                                                                              SEPTEMBER 30, 2002             MARCH 31, 2002
                                                                              ----------------------------------------------
 Operations:
  Net investment income ....................................................     $   348,482,773            $   704,499,483
  Net realized gain from investments .......................................           9,347,379                 62,087,625
  Net unrealized appreciation (depreciation) on investments ................         701,365,624               (379,336,633)
                                                                              ----------------------------------------------
      Net increase in net assets resulting from operations .................       1,059,195,776                387,250,475
 Distributions to shareholders from:
 Net investment income:
  Class A ..................................................................        (334,822,444)              (673,191,575)
  Class B ..................................................................          (7,603,767)               (11,406,767)
  Class C ..................................................................         (10,926,661)               (19,234,450)
  Advisor Class ............................................................            (162,464)                   (25,328)
 Net realized gains:
  Class A ..................................................................         (35,844,106)               (16,372,051)
  Class B ..................................................................            (925,547)                  (343,391)
  Class C ..................................................................          (1,323,515)                  (548,755)
  Advisor Class ............................................................             (15,849)                      (866)
                                                                              ----------------------------------------------
 Total distributions to shareholders .......................................        (391,624,353)              (721,123,183)
 Capital share transactions (Note 2):
   Class A .................................................................         161,163,386                 52,809,934
   Class B .................................................................          56,483,845                122,806,232
   Class C .................................................................          40,299,631                 81,588,572
   Advisor Class ...........................................................          11,505,296                  2,185,500
                                                                              ----------------------------------------------
 Total capital share transactions ..........................................         269,452,158                259,390,238
      Net increase (decrease) in net assets ................................         937,023,581                (74,482,470)
Net assets

 Beginning of period .......................................................      13,791,634,867              1,866,117,337
                                                                              ----------------------------------------------
 End of period .............................................................     $14,728,658,448            $13,791,634,867
                                                                              ==============================================
Undistributed net investment income included in net assets:
 End of period .............................................................     $    27,383,463            $    32,416,026
                                                                              ==============================================

                       See notes to financial statements.
54

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective October 1, 2001, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (CONTINUED)


2. CAPITAL STOCK (CONT.)

At September 30, 2002, there were five billion shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                       YEAR ENDED
                                                             SEPTEMBER 30, 2002                    MARCH 31, 2002
                                                       --------------------------------------------------------------------
                                                           SHARES        AMOUNT                SHARES            AMOUNT
                                                       --------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................................  94,209,224  $ 677,356,699           174,943,242    $ 1,262,246,966
 Shares issued in reinvestment of distributions ......  24,357,935    174,201,978            40,982,687        295,540,527
 Shares redeemed ..................................... (95,994,658)  (690,395,290)         (208,819,360)    (1,504,977,559)
                                                       --------------------------------------------------------------------
 Net increase ........................................  22,572,501  $ 161,163,387             7,106,569       $ 52,809,934
                                                       ====================================================================
CLASS B SHARES:
 Shares sold .........................................   8,908,635  $  64,018,062            19,095,111      $ 137,674,683
 Shares issued in reinvestment of distributions ......     771,235      5,510,854             1,015,426          7,323,863
 Shares redeemed .....................................  (1,814,866)   (13,045,071)           (3,076,561)       (22,192,314)
                                                       --------------------------------------------------------------------
 Net increase ........................................   7,865,004  $  56,483,845            17,033,976      $ 122,806,232
                                                       ====================================================================
CLASS C SHARES:
 Shares sold .........................................   9,608,165  $  69,122,157            17,896,658      $ 129,190,346
 Shares issued in reinvestment of distributions ......   1,119,297      7,996,885             1,703,765         12,279,668
 Shares redeemed .....................................  (5,132,124)   (36,819,412)           (8,309,791)       (59,881,442)
                                                       --------------------------------------------------------------------
 Net increase ........................................   5,595,338  $  40,299,630            11,290,632       $ 81,588,572
                                                       ====================================================================
ADVISOR CLASS:(a)
 Shares sold .........................................   1,669,397  $  12,010,745               342,512        $ 2,473,617
 Shares issued in reinvestment of distributions ......      20,472        146,832                 3,067             22,087
 Shares redeemed .....................................     (90,804)      (652,281)              (43,590)          (310,204)
                                                       --------------------------------------------------------------------
 Net increase ........................................   1,599,065  $  11,505,296               301,989        $ 2,185,500
                                                       ====================================================================


a For the period October 1, 2001 (effective date) to March 31, 2002.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, LLC (Investor Services), and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
      ---------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million, up to and including $10 billion
          .440% Over $10 billion, up to and including $12.5 billion .420% Over $12.5 billion, up to and including $15 billion .400% Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $2,603,224 and $369,329, respectively.

The Fund paid transfer agent fees of $2,096,327 of which $1,504,690 was paid to Investor Services.

4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales, bond workout expenditures, and bond discounts.

At September 30, 2002, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

        Cost of investments ............... $13,579,682,213
                                            ================
        Unrealized appreciation ........... $ 1,138,645,738
        Unrealized depreciation ...........    (132,950,693)
                                            ----------------
        Net unrealized appreciation ....... $ 1,005,695,045
                                            ================

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2002 aggregated $470,667,396 and $618,678,981, respectively.

6. DEFAULTED SECURITIES

At September 30, 2002, the Fund held a defaulted security with a value of $8,260,250 representing .06% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

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

                      This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH

Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund3
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)


TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

7. Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
                    INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


SEMIANNUAL REPORT
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 S2002 11/02         [LOGO OMITTED]                Printed on recycled paper